Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	China Cord Blood Corp
Entity Central Index Key	0001467808
Trading Symbol	CO
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	73,003,248
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Current assets
Cash and cash equivalents	$ 240,565	1,494,099	794,311
Accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB13,916; March 31, 2013: RMB14,112 (US$2,272))	11,766	73,076	79,012
Inventories	1,652	10,265	6,666
Prepaid expenses and other receivables	1,868	11,602	11,561
Trading securities			354
Debt issuance costs	592	3,678
Deferred tax assets	878	5,454	5,268
Total current assets	257,321	1,598,174	897,172
Property, plant and equipment, net	75,397	468,272	267,862
Non-current prepayments	34,236	212,633	2,863
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB38,628; March 31, 2013: RMB36,361 (US$5,855))	40,152	249,370	254,236
Inventories	6,396	39,730	34,651
Intangible assets, net	20,154	125,170	129,791
Available-for-sale equity securities	14,234	88,404	98,199
Other investment	30,452	189,129	134,363
Debt issuance costs	1,879	11,667
Deferred tax assets	600	3,727	5,013
Total assets	480,821	2,986,276	1,824,150
Current liabilities
Bank loan	8,050	50,000	45,000
Accounts payable	1,592	9,890	6,343
Accrued expenses and other payables	13,527	84,006	33,351
Deferred revenue	27,747	172,328	106,110
Amounts due to related parties	1,810	11,241	360
Income tax payable	802	4,983	5,943
Total current liabilities	53,528	332,448	197,107
Convertible notes	121,044	751,781
Non-current deferred revenue	85,377	530,258	306,534
Other non-current liabilities	17,254	107,158	60,420
Deferred tax liabilities	3,730	23,168	24,462
Total liabilities	280,933	1,744,813	588,523
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and outstanding as of March 31, 2012 and 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2013	8	50	50
Additional paid-in capital	128,522	798,221	865,654
Treasury stock, at cost (March 31, 2012: nil; March 31, 2013: 136,899 shares)	(453)	(2,815)
Accumulated other comprehensive income	2,939	18,256	26,057
Retained earnings	68,175	423,420	310,973
Total equity attributable to China Cord Blood Corporation	199,191	1,237,132	1,202,734
Non-controlling interests	697	4,331	32,893
Total equity	199,888	1,241,463	1,235,627
Commitments and contingencies
Total liabilities and equity	$ 480,821	2,986,276	1,824,150

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,272	14,112		13,916
Non-current accounts receivable, allowance for doubtful accounts	$ 5,855	36,361		38,628
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	73,140,147	73,140,147
Ordinary shares, shares outstanding	73,003,248	73,003,248	73,140,147	73,140,147
Treasury stock, shares

Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Mar. 31, 2012 CNY		Mar. 31, 2011 CNY
Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 84,711		526,123		380,490		339,532
Direct costs	(17,167)		(106,621)		(86,658)		(77,376)
Gross profit	67,544		419,502		293,832		262,156
Operating expenses
Research and development	(1,362)		(8,459)		(7,615)		(6,960)
Sales and marketing	(15,084)		(93,684)		(61,678)		(47,583)
General and administrative	(17,396)		(108,045)		(89,696)		(83,794)
Total operating expenses	(33,842)		(210,188)		(158,989)		(138,337)
Operating income	33,702		209,314		134,843		123,819
Other income/(expense), net
Interest income	2,425		15,064		13,432		9,065
Interest expense	(11,286)		(70,097)		(3,287)		(2,606)
Exchange gain/(loss)	(158)		(984)		(1,343)		486
Dividend income	754		4,685		7,217
Others	33		203		737		1,378
Total other income/(expense), net	(8,232)		(51,129)		16,756		8,323
Income before income tax	25,470		158,185		151,599		132,142
Income tax expense	(6,206)		(38,543)		(9,634)		(33,929)
Net income	19,264		119,642		141,965		98,213
Net income attributable to non-controlling interests	(1,158)		(7,195)		(9,985)		(6,510)
Net income attributable to China Cord Blood Corporation shareholders	18,106		112,447		131,980		91,703
Net income per share: Attributable to ordinary shares
- Basic	$ 0.24		1.49		1.79		1.31
- Diluted	$ 0.24	[1]	1.49	[1]	1.79	[1]	1.31	[1]
Other comprehensive income
Net effect of foreign currency translation, net of nil tax	209		1,296		(1,653)		(12,674)
- Net unrealized (loss)/gain in available-for-sale equity securities, net of nil tax	(1,468)		(9,120)		46,587		(7,748)
Comprehensive income	18,005		111,818		186,899		77,791
Comprehensive income attributable to non-controlling interests	(1,155)		(7,172)		(10,282)		(6,889)
Comprehensive income attributable to China Cord Blood Corporation shareholders	$ 16,850		104,646		176,617		70,902

[1]	During the year ended March 31, 2011 and 2012, the Company had dilutive potential ordinary shares of 500,000 representing shares issuable upon exercise of an option to purchase the Company's Units (see Note 15(c)(iii)). Such diluted potential ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the years. The option expired on December 13, 2011. During the year ended March 31, 2013, the Company had potentially dilutive ordinary shares of 40,521,495 representing shares issuable upon conversion of the KKR Notes and GM Notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.

Consolidated Statement of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Share capital [Member] USD ($)	Share capital [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Accumulated Other Comprehensive (Loss)/Income [Member] USD ($)	Accumulated Other Comprehensive (Loss)/Income [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Non-controlling Interests [Member] USD ($)	Non-controlling Interests [Member] CNY
Balance at Mar. 31, 2010		819,608		46		719,329				2,221		87,290		10,722
Balance, shares at Mar. 31, 2010				66,743,693
Net income		98,213										91,703		6,510
Other comprehensive income		(20,422)								(20,801)				379
Issuance of shares upon exercise of warrants		11,785				11,785
Issuance of shares upon exercise of warrants, shares				345,010
Repurchase and cancellation of shares		(10,653)				(10,653)
Repurchase and cancellation of shares, shares				(309,346)
Issuance of shares upon public offering		189,861		5		189,856
Issuance of shares upon public offering, shares				7,000,000
Issuance of shares upon warrant exchange				1		(1)
Issuance of shares upon warrant exchange, shares				1,627,518
Contribution from non-controlling interests		5,000												5,000
Balance at Mar. 31, 2011		1,093,392		52		910,316				(18,580)		178,993		22,611
Balance, shares at Mar. 31, 2011				75,406,875
Net income		141,965										131,980		9,985
Other comprehensive income		44,934								44,637				297
Repurchase and cancellation of shares		(44,664)		(2)		(44,662)
Repurchase and cancellation of shares, shares				(2,266,728)
Balance at Mar. 31, 2012		1,235,627		50		865,654				26,057		310,973		32,893
Balance, treasury stock shares value at Mar. 31, 2012
Balance, shares at Mar. 31, 2012		73,140,147		73,140,147
Balance, treasury stock shares at Mar. 31, 2012
Net income	19,264	119,642										112,447		7,195
Other comprehensive income		(7,824)								(7,801)				(23)
Repurchase of shares		(131,302)						(131,302)
Repurchase of shares, shares								(7,450,914)
Sale of treasury shares		131,828				3,341		128,487
Sale of treasury shares, shares								7,314,015
Acquisition of non-controlling interests		(106,508)				(70,774)								(35,734)
Balance at Mar. 31, 2013	199,888	1,241,463	8	50	128,522	798,221			2,939	18,256	68,175	423,420	697	4,331
Balance, treasury stock shares value at Mar. 31, 2013	$ 453	2,815					$ (453)	(2,815)
Balance, shares at Mar. 31, 2013	73,140,147		73,140,147
Balance, treasury stock shares at Mar. 31, 2013							(136,899)

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Operating activities:
Net income	$ 19,264	119,642	141,965	98,213
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain)/loss on disposal of property, plant and equipment	172	1,066	(112)	(12)
Depreciation of property, plant and equipment	5,032	31,253	24,736	22,091
Amortization of intangible assets	744	4,621	4,621	1,384
Deferred income taxes	(31)	(194)	(4,771)	(6,951)
Provision for doubtful accounts	1,202	7,468	12,588	25,018
Cumulative interests on convertible notes	4,314	26,791
Amortization of debt issuance costs	493	3,062
Changes in operating assets and liabilities:
Non-current prepayments	244	1,513	3,408	3,474
Accounts receivable	537	3,334	(27,482)	(105,149)
Inventories	(1,398)	(8,678)	(2,988)	(3,622)
Prepaid expenses and other receivables	(559)	(3,470)	(1,673)	2,960
Accounts payable	571	3,547	1,297	(364)
Accrued expenses and other payables	6,775	42,080	9,441	5,286
Deferred revenue	46,684	289,942	167,657	115,758
Other non-current liabilities	7,468	46,380	30,384	14,058
Amounts due to related parties	1,752	10,881		(2,617)
Income tax payable	(155)	(960)	(5,213)	7,058
Trading securities	57	354
Net cash provided by operating activities	93,166	578,632	353,858	176,585
Investing activities:
Purchase of property, plant and equipment	(36,427)	(226,241)	(43,114)	(20,337)
Purchase of intangible assets			(80,188)
Deposit for acquisition of property, plant and equipment				(420)
Investment deposit	(34,321)	(213,160)
Proceeds from disposal of property, plant and equipment	72	450	357	88
Acquisition of other investment	(8,818)	(54,766)
Investment in available-for-sale equity securities				(13,245)
Net cash used in investing activities	(79,494)	(493,717)	(122,945)	(33,914)
Financing activities:
Repayment of bank loan	(7,245)	(45,000)	(45,000)	(45,000)
Proceeds from bank loan	8,050	50,000	45,000	45,000
Proceeds from issuance of shares upon public offering				211,007
Proceeds from issuance of shares upon exercise of warrants				11,785
Payment of offering and reverse recapitalization costs				(19,053)
Payment for repurchase of shares	(20,419)	(126,819)	(44,664)	(10,653)
Net proceeds from sale of treasury stock and acquisition of non-controlling interests	4,077	25,320
Contribution from non-controlling interests				55
Proceeds from issuance of convertible notes	117,617	730,493
Payment of debt issuance costs	(2,460)	(15,276)
Net cash provided by/(used in) financing activities	99,620	618,718	(44,664)	193,141
Effect of foreign currency exchange rate change on cash and cash equivalents	(619)	(3,845)	(3,325)	(5,260)
Net increase in cash and cash equivalents	112,673	699,788	182,924	330,552
Cash and cash equivalents at beginning of year	127,892	794,311	611,387	280,835
Cash and cash equivalents at end of year	240,565	1,494,099	794,311	611,387
Non-cash investing and financing activities:
Payable for acquisition of cord blood bank operating right				82,124
Payable for share repurchases	722	4,483
Payable for debt issuance costs	522	3,242
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	6,457	40,105	30,051	33,822
Cash refund during the year for income taxes	66	408	10,433
Cash paid for interest, net of capitalized interest	$ 565	3,512	3,287	2,643

Principal activities, reorganization and reverse recapitalization, and basis of presentation	12 Months Ended
Mar. 31, 2013
Principal activities, reorganization and reverse recapitalization, and basis of presentation [Abstract]
Principal activities, reorganization and reverse recapitalization, and basis of presentation
1	Principal activities, reorganization and reverse recapitalization, and basis of presentation

(a)	Principal activities

China Cord Blood Corporation (the "Company") and its subsidiaries (collectively the "Group") are principally engaged in the provision of umbilical cord blood storage and ancillary services in the People's Republic of China (the "PRC"). As of March 31, 2013, the Group has three operating cord blood banks in the Beijing municipality, the Guangdong province and the Zhejiang province, the PRC. The Company's shares are listed on the New York Stock Exchange.

The Group provides cord blood testing, processing and storage services under the direction of subscribers for a cord blood processing fee and a storage fee. The Group also tests, processes and stores donated cord blood, and provides matching services to the public for a fee.

The operation of cord blood banks in the PRC is regulated by certain laws and regulations. Cord blood banks in the PRC are required to possess a Blood Station Operation License. The licensing process for a cord blood bank is stringent and lengthy. The Ministry of Health of the PRC and the local Departments of Health have granted Blood Station Operation Licenses to cord blood banks that provide cord blood banking services. Cord blood banks collecting cord blood units from donors and providing matching cord blood units to the public without a duly obtained Blood Station Operation License face the risk of being shut down by the government. Seven cord blood banking licenses have been issued by the authorities as of March 31, 2013, of which the Company holds three. Due to the lack of a consistent and well-developed regulatory framework, operation in the cord blood banking industry in the PRC involves significant ambiguities, uncertainties and risks. The industry is highly regulated and any unilateral changes in regulations by the authorities may have a significant adverse impact on the Group's results of operations.

(b)	Reorganization and reverse recapitalization

The Company was previously named Pantheon China Acquisition Corp. ("Pantheon"), a blank check company whose objective was to acquire, through a stock exchange, asset acquisition or other similar business combination, an operating business that has its principal operations located in the PRC, or control such operating business through contractual arrangements.

On November 3, 2008, China Cord Blood Services Corporation ("CCBS") and its shareholders executed a Share Exchange Agreement with the Company. Pursuant to the Share Exchange Agreement, shareholders of CCBS were entitled to exchange their shares in CCBS for up to 57,851,240 shares of common stock of the Company. Shareholders holding 100% and 76% of CCBS's ordinary shares and redeemable ordinary shares (collectively the "Participating Shareholders"), respectively, executed the Share Exchange Agreement and agreed to sell their 93.94% equity interests in CCBS to the Company for a consideration of US$328,790 in exchange for 54,345,104 shares of common stock of the Company (valued at US$6.05 per share of common stock) (the "Share Exchange").

The Share Exchange was approved at the Company's special meeting of shareholders held on June 29, 2009 and was completed on June 30, 2009. Upon completion of the Share Exchange, the Company was renamed China Cord Blood Corporation and the Company was redomiciled to the Cayman Islands.

The 54,345,104 shares of common stock of the Company held by the Participating Shareholders represent 91.7% of the then outstanding shares of the Company upon completion of the Share Exchange. Further, management of CCBS continued as the majority of the senior management of the Company upon completion of the Share Exchange. CCBS was therefore treated as the accounting acquirer in the Share Exchange. Prior to the Share Exchange, the Company did not operate a business. The Share Exchange was thus accounted for as the issuance of securities by CCBS in exchange for the assets and liabilities of Pantheon, accompanied by a recapitalization to utilize the share structure of Pantheon as the legal acquirer. Accordingly, the accompanying consolidated financial statements reflect CCBS's assets and liabilities at their historical carrying amounts and the results, assets and liabilities of the Company presented for periods prior to the Share Exchange are those of CCBS.

In August 2009, the Company entered into agreements to exchange 3,506,136 of its newly issued ordinary shares for the remaining 24% of redeemable shares of CCBS held by shareholders who previously elected not to participate in the Share Exchange ("Non-Participating Shareholders"), on terms substantially similar to those of the Share Exchange. Upon the completion of such exchange, all the remaining redeemable ordinary shares of CCBS converted into ordinary shares of the Company, which carry no redemption rights, and CCBS became a wholly owned subsidiary of the Company.

CCBS was incorporated in the Cayman Islands in January 2008 under the Cayman Islands Companies Law as an exempted company with limited liability. CCBS was incorporated as part of the reorganization of China Stem Cells Holdings Limited ("CSC Holdings"), which had two main operating subsidiaries in the PRC, Beijing Jiachenhong Biological Technologies Co., Ltd. ("Beijing Jiachenhong") and Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. ("Guangzhou Nuoya") at the time of the reorganization.

Beijing Jiachenhong was established under the laws of the PRC in June 2001 as a domestic limited liability company. It became a Sino-Foreign Investment Enterprise in September 2003 and became a Wholly Foreign Owned Enterprise ("WFOE") in March 2005. Beijing Jiachenhong is engaged in the provision of umbilical cord blood storage and ancillary services in the Beijing municipality, the PRC.

In May 2007, China Stem Cells (South) Company Limited ("CSC South"), a 90% subsidiary of the Group, acquired the entire equity interest of Guangzhou Nuoya for consideration of RMB30,949. Guangzhou Nuoya was established under the laws of the PRC in June 1997 as a domestic limited liability company. It became a WFOE in May 2007. Guangzhou Nuoya has been granted the right to operate cord blood banks in the Guangdong province, the PRC. In November 2012, CSC South repurchased 10% of its shares from Cordlife (Hong Kong) Limited, a subsidiary of Cordlife Group Limited ("CGL"), at a consideration of US$16.8 million. The shares repurchased were subsequently cancelled. The difference between the consideration paid and the carrying amount of non-controlling interests equal to RMB70,774 ($11,395) at the repurchase date was charged to additional paid-in capital. Concurrently, CGL acquired 7,314,015 shares, which were held by the Company as treasury stock (representing 10% of the Company's ordinary shares) at a consideration of US$20.8 million. The difference between the consideration received from sale of the shares over the cost of the treasury shares equal to RMB3,341 ($538) was credited to additional paid-in capital. As a result, the Company received a net proceed of US$4 million (RMB25,320) from the above two transactions and CSC South and its subsidiary became wholly owned subsidiaries of the Group.

In December 2010, a non-wholly owned subsidiary, Zhejiang Lukou Biotechnology Co., Ltd. ("Zhejiang Lukou"), was established. The Group holds a 90% equity interest in Zhejiang Lukou through capital injection of RMB45,000, while the non-controlling shareholders contributed plant and equipment with fair value of RMB5,000 in return for the remaining 10% equity interests. In February, 2011, the Group acquired the right to operate the cord blood bank in the Zhejiang province, the PRC, from a third party at a consideration of US$12,500 (equivalent to RMB82,124 (Note 8)).

(c)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"). This basis of accounting differs in certain material respects from that used for the preparation of the statutory books of the Company's consolidated subsidiaries, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable in the place of domicile of the respective entities in the Group. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the statutory books of account of the Company's consolidated subsidiaries to present them in conformity with U.S. GAAP.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2013
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies
2	Summary of significant accounting policies

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. For consolidated subsidiaries where the Company's ownership is less than 100%, the outside shareholders' interests are shown as non-controlling interests. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities.

(b)	Use of estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the establishment of the selling prices of multiple deliverables in revenue arrangements, the estimation of direct costs for the provision of donated cord blood for transplantation and research, the useful lives of property, plant and equipment and intangible assets, the valuation of property, plant and equipment, intangible assets and investment securities, the valuation allowances for receivables and deferred tax assets and the realizability of inventories.

During the quarter ended March 31, 2013, the Group updated its estimated useful lives of certain machineries and office equipment in order to better match the Group's depreciation expense with the periods these assets are expected to generate revenue based on planned and historical service periods. The new estimated useful lives were established based on historical service periods and external benchmark data of these assets. The Group accounted for the change of useful lives of property, plant and equipment in accordance with Accounting Standards Codification ("ASC") 250, Accounting Changes and Error Corrections. The effect of the change in useful lives impacted the depreciation expense in the quarter in which the change occurred and will impact the depreciation expense in future periods. The effect of this change on net income and net income per share was a decrease of RMB1,600 (US$258) and RMB0.02 (US$0.003), respectively, for the year ended March 31, 2013.

(c)	Foreign currency transactions and translation

The reporting currency of the Company is Renminbi ("RMB").

The functional currency of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou is Renminbi ("RMB") and the functional currency of the Company is United States dollars ("US$"). The functional currencies of subsidiaries of the Group outside the PRC are either US$ or Hong Kong dollars.

Transactions of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Transactions of the Company and subsidiaries outside the PRC denominated in currencies other than their functional currencies are translated into their functional currencies at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into their functional currencies using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and subsidiaries outside the PRC are translated into RMB using the exchange rate at the balance sheet date. Revenues and expenses are translated at the average exchange rates prevailing during the year. The adjustments resulting from translation of financial statements of the Company and subsidiaries outside the PRC are recorded as a separate component of accumulated other comprehensive income within shareholders' equity.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

For the convenience of the readers, certain amounts as of and for the year ended March 31, 2013 included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.2108, being the spot exchange rate of U.S. dollars in effect on March 29, 2013 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on March 31, 2013 or at any other date.

(d)	Cash and cash equivalents

Cash and cash equivalents include short-term, highly liquid investments with original maturities of three months or less. Cash and cash equivalents of the Group are mainly maintained in the PRC and are denominated in several currencies. As of March 31, 2012 and 2013, cash and cash equivalents maintained in the PRC amounted to RMB765,689 and RMB1,470,844 (US$236,820), respectively. A majority of the Group's cash and cash equivalents are denominated in U.S. dollars, Australian dollars, Renminbi and Hong Kong dollars as follows:

	March 31,
	2012	2013

U.S. dollars	82	1,451
Australian dollars	53	137
Renminbi	764,077	1,469,512
Hong Kong dollars	36,073	17,820

Cash and cash equivalents held at financial institutions located in the PRC are uninsured whereas cash held at financial institutions in Hong Kong are insured up to certain amount. Management believes that these major financial institutions have high credit ratings.

(e)	Investment securities

Management determines the appropriate classification of its investment securities at the time of purchase and reevaluates such designations at each reporting date.

Trading and available-for-sale equity securities are recorded at fair value. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale equity securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale equity securities are determined on a specific-identification basis. Where the fair value of an investment in equity securities is not readily determinable, the investment is stated at cost.

A decline in the market value of investment securities that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. In determining whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Dividend income is recognized in other income when earned.

(f)	Accounts receivable

Accounts receivable represent amounts due from subscribers for cord blood processing and storage services, which are recognized in accordance with the Company's revenue recognition policies (Note 2(k)). Installments receivable from subscribers which are due for repayment in over one year under deferred payment options are classified as non-current accounts receivable. Accounts receivable are stated net of allowance for doubtful accounts.

The allowance for doubtful accounts is the Group's best estimate of the amount of estimated losses in the Group's existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowances for doubtful accounts quarterly. Outstanding account balances are reviewed on a pooled basis by ageing of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group's PRC subsidiaries are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when the related account balances are aged over three years and sufficient evidence is available to prove the debtor's inability to make payments. For financial reporting purposes, the Group's PRC subsidiaries generally record write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is recorded and the time the doubtful accounts are written off against the related allowance. The Group does not have any off-balance-sheet credit exposure related to its customers.

(g)	Inventories

The Group collects, tests, freezes and stores donated umbilical cord blood for future transplantation or research purposes in return for a fee. Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories, stated at the lower of cost or market on a weighted-average basis, and recognized as direct costs when revenue is recognized upon shipment of the donated cord blood units. Cost comprises direct materials, direct labor and an allocation of production overheads. Inventories that are not expected to be realized within 12 months from the balance sheet date are classified as non-current assets.

(h)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Shorter of the lease term or estimated useful lives of 37.5 years for buildings in
Buildings	Beijing Jiachenhong and 44 years for buildings in Guangzhou Nuoya
Shorter of the lease term or
Leasehold improvements	estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years

No depreciation expense is provided in respect of construction-in-progress.

Interest expense incurred related to the construction of property, plant and equipment is capitalized. The capitalization of interest expense as part of the cost of a qualifying asset commences when expenditures for the asset have been made, activities that are necessary to get the asset ready for its intended use are in progress and interest cost is being incurred. The capitalization period ends when the asset is substantially complete and ready for its intended use.

Depreciation of property, plant and equipment attributable to the processing of donated umbilical cord blood for future transplantation is capitalized as part of inventories, and is expensed to direct costs upon shipment of the donated cord blood units.

(i)	Intangible assets

Intangible assets represent the operating rights to operate cord blood bank and are stated at the estimated fair value on the date of acquisition less accumulated amortization. Where payment for an operating right is non-deductible for tax purpose, the simultaneous equations method is used to record the assigned value of the asset and the related deferred tax liability, such that the carrying amount of the asset upon initial recognition less deferred tax liability recognized equals the amount paid for the asset.Amortization expenses are recognized on a straight-line basis over the estimated useful life of the operating rights of 30 years.

Given the environment in which the Group currently operates, it is reasonably possible that the estimated economic useful life of the assets or the Group's estimate that it will recover its carrying amount from future operations could change in the future.

(j)	Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for the years ended March 31, 2011, 2012 and 2013.

(k)	Revenue recognition

The Group receives fees for collecting, testing, freezing and storing of cord blood units. Once the cord blood units are collected, tested, screened and successfully meet all of the required attributes, the Group freezes the units and stores them in a cryogenic freezer. Under the cord blood processing and storage agreement ("Agreement") signed with the customer, the Group charges separate processing fee and storage fees to the customer and such agreement typically provides for a storage period of eighteen years represented by successive one-year renewal periods. The Group also arranges an insurance policy for customers. The amount of storage fees include insurance premiums collected on behalf of a third-party insurance company. The amount attributable to the insurance premiums is included in current and non-current other payables and is not recognized as revenue. The Group has no performance obligation to the customer with respect to the insurance policy.

The Agreement is a multiple-element arrangement, which includes (i) the processing of cord blood unit and (ii) the storage of cord blood unit. The Group accounts for the arrangement under the ASC 605-25, Revenue Recognition - Multiple-Element Arrangements, as amended by Accounting Standards Update No. 2009-13, Multiple-Deliverable Arrangements ("ASU 2009-13"), which was adopted by the Group in the fiscal year beginning April 1, 2011 on a prospective basis. The adoption of ASU 2009-13 did not have an impact on the consolidated financial statements, as the units of accounting, the allocation of the arrangement consideration to various units of accounting, and pattern and timing of revenue recognition did not change. In accordance with ASC 605-25, revenue arrangements that include multiple elements are analyzed to determine whether the deliverables can be divided into separate units of accounting or treated as a single unit of accounting. The consideration received is allocated among the separate units of accounting based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the separate units. Revenues are allocated to a delivered product or service when the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis; and (2) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Group. Based on evaluation of the criteria, the Group has determined that the cord blood processing services and storage services are to be accounted for as separate units.

Pursuant to the Agreement, no penalty is charged to customers for early termination of the storage service.

The Group considers all reasonably available information to allocate the overall arrangement fee to processing and storage services based on their relative selling prices.

The Group recognizes processing fee revenue upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period.

During the three years ended March 31, 2011, 2012 and 2013, the Group offered its customers three payment options:

(i)	Payment of the processing fee upon delivery of the cord blood unit to the Group's premises for processing and the annual storage fee in advance at the beginning of each one-year renewal period;

(ii)	Payment of the processing fee upon delivery of the cord blood unit to the Group's premises for processing and prepayment of storage fees for multiple periods; and

(iii)	Payment of the processing fee by installment over multiple periods and the annual storage fee in advance at the beginning of each one-year renewal period. The installment option includes an initial processing fee payment upon delivery of the cord blood unit to the Group's premises for processing and an incremental annual payment for the consecutive periods, representing a surcharge to the total amount of processing fees payable under payment options (i) and (ii).

Under payment option (iii), installments due for payment beyond one year are classified as non-current accounts receivable. The incremental processing fee payable by customers under the installment plan is recognized as interest income using the effective interest method.

The recognition of storage revenue is ceased when the collectability of the storage fees from the customers is not reasonably assured due to delinquency of payment by the customers.

During the years ended March 31, 2012 and 2013, the Group ceased recognizing storage revenue from subscribers who were delinquent for more than 24 months. This was a change compared to the Group's previous estimate of not recognizing storage revenue if the subscriber was delinquent for more than 18 months. The reason for the change in estimate was due to more historical experience of receivables collections from delinquent customers. During the year ended March 31, 2012, the Group performed a retrospective review of delinquent receivable collections for the two years ended March 31, 2011 and 2012. The results of this review indicated there was a high percentage of successful collections of receivables that were delinquent over 18 months but less than 24 months. As a result, the Group changed its estimate of not recognizing storage revenue from customer who was delinquent for more than 18 months to 24 months in the year ended March 31, 2012. The change was not significant as the impact of the change representing approximately 1% of total net revenues for the year ended March 31, 2012.

According to the notice jointly issued by the Ministry of Finance and the State Administration of Taxation in November 2011, the taxable services revenue provided by the Group's three main PRC subsidiaries is subject to Value-Added Tax ("VAT"). Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are subject to VAT effective for periods starting from September 1, 2012, November 1, 2012 and December 1, 2012, respectively. VAT at a general rate of 6% on the invoice amount is collected on behalf of tax authorities in respect of the services rendered. Prior to these periods, the Group's three main PRC subsidiaries were subject to business tax at a general rate of 5% of service revenues. Revenue is stated net of VAT or business tax.

(l)	Research and development costs

Research and development costs are incurred for research activities conducted to enhance operating efficiencies, collection and storage technologies, and measures to improve the results in umbilical cord blood stem cells extraction and separation. They also include research expenses on the use of cord blood stem cells in different medical treatments. Research and development costs of RMB6,960, RMB7,615 and RMB8,459 (US$1,362) for the years ended March 31, 2011, 2012 and 2013, respectively, were expensed as incurred.

(m)	Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs included in sales and marketing expenses in the consolidated statements of comprehensive income amounted to RMB10,590, RMB12,460 and RMB19,215 (US$3,094) for the years ended March 31, 2011, 2012 and 2013, respectively.

(n)	Retirement and other postretirement benefits

Contributions to retirement schemes (which are defined contribution plans) are charged to the consolidated statements of comprehensive income when the related employee service is provided. The Group does not have any defined benefit retirement plans.

(o)	Debt issuance costs

Costs incurred by the Company that are directly attributable to the issuance of the convertible notes are deferred and are charged to the consolidated statements of comprehensive income using an effective interest rate method from the date the convertible notes were issued to the earliest date the holders of the convertible notes can demand payment, which is five years.

(p)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

(q)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims that relate to a wide range of matters, including, among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. The Group may consider many factors in making these assessments including past history and the specifics of each matter. Since the Group has not become aware of any product liability claim since operations commenced, the Group has not recognized a liability for product liability claims.

(r)	Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to common shareholders is allocated between ordinary shares and participating securities based on contractual participating rights of security to share in undistributed earnings as if all of the earnings had been distributed. For the year ended March 31, 2013, the convertible notes are participating securities since the holder of these notes participate in excess cash dividends on the same basis as ordinary shareholders.

Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders, as adjusted to exclude any income or expenses related to dilutive ordinary equivalents shares by the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Dilutive potential ordinary shares consist of the ordinary shares issuable upon the exercise of outstanding share options by applying the treasury stock method and the ordinary shares issuable upon the conversion of the convertible notes applying the if-converted method. Dilutive potential ordinary shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

(s)	Share option plan

The Group recognizes share-based payments as compensation cost and measures such cost based on the grant date fair value of the award using the Black-Scholes option-pricing model. Compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the same as the vesting period.

The service inception date is the date at which the requisite service period begins. The service inception date usually is the grant date; however the service inception date precedes the grant date if (a) an award is authorized, (b) service begins before a mutual understanding of the key terms and conditions of a share-based payment award is reached, and (c) either of the following conditions applies: (1) the award's terms do not include a substantive future requisite service condition that exists at the grant date or (2) the award contains a market or performance condition that if not satisfied during the service period preceding the grant date and following the inception of the arrangement results in forfeiture of the award. For the purpose of determining the service inception date, authorization of an award is the date on which all approval requirements are completed unless approval is perfunctory.

(t)	Segment reporting

The Group has one operating segment, as defined by ASC 280 Segment Reporting, which is processing and storage of cord blood units. All of the Group's operations and customers are located in the PRC. Consequently, no geographic information is presented.

(u)	Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Group did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of March 31, 2012 and 2013.

See Note 22 to the consolidated financial statements.

(v)	Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"), which amended accounting guidance related to fair value measurements and disclosures with the purpose of converging the fair value measurement and disclosure guidance issued by the FASB and the International Accounting Standards Board. The guidance is effective for reporting periods beginning after December 15, 2011. The guidance includes amendments that clarify the intent of the application of existing fair value measurement requirements along with amendments that change a particular principle or requirement for fair value measurements and disclosures. The Company adopted the new guidance on April 1, 2012. The adoption did not have a material impact on the Company's consolidated financial statements or related disclosures.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on April 1, 2013. The adoption will not have a material impact on the Company's consolidated financial statements or related disclosures.

Accounts receivable, net	12 Months Ended
Mar. 31, 2013
Accounts receivable, net [Abstract]
Accounts receivable, net
3	Accounts receivable, net

(a)	Accounts receivable consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Accounts receivable	385,792	372,919	60,045
Less: Allowance for doubtful accounts	(52,544)	(50,473)	(8,127)
Total accounts receivable, net	333,248	322,446	51,918

Representing:

Current portion:
- processing fees	49,731	49,092	7,904
- storage fees	28,404	23,357	3,761
- others	877	627	101
	79,012	73,076	11,766
Non-current portion:
- processing fees	254,236	249,370	40,152
Total accounts receivable, net	333,248	322,446	51,918

Non-current gross accounts receivable as of March 31, 2013 are due for payment as follows:

	March 31, 2013
	RMB	US$
Fiscal years ending March 31,
2015	34,311	5,525
2016	33,999	5,474
2017	33,063	5,324
2018	25,964	4,181
2019 and thereafter	158,394	25,503
	285,731	46,007

(b)	An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Balance at beginning of year	17,197	39,956	52,544	8,461
Charged to provisions for doubtful accounts	25,018	12,588	7,468	1,202
Write-off charged against the allowance for the year	(2,259)	-	(9,539)	(1,536)
Balance at end of year	39,956	52,544	50,473	8,127

The Group continuously monitors the recoverability of the accounts receivable, the credit quality of such receivables, the effectiveness and the efficiency of its collection efforts. During the year ended March 31, 2011, the Group sold RMB11,998 of its accounts receivable to a third party for a consideration of RMB10,006, satisfied in cash. Pursuant to the agreement, the receivables were transferred without recourse. The sale of the receivables was accounted for under ASC 860, Transfers and Servicing. Under that guidance, receivables were considered sold since they were legally isolated from the Company and its creditors even in the event of bankruptcy or other receivership, the purchaser has the unconstrained right to pledge or exchange the receivables, and the Company has surrendered control over the transferred receivables.

During the year ended March 31, 2013, the Group wrote-off accounts receivable of RMB9,539 (US$1,536), which were aged over three years since there was sufficient evidence available to prove the debtor's inability to make payments.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Inventories
4	Inventories

Inventories consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Current portion:
- consumables and supplies	6,666	10,265	1,652

Non-current portion:
- processing costs capitalized in donated umbilical cord blood	34,651	39,730	6,396
Total current and non-current inventories	41,317	49,995	8,048

Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories. Management assesses the recoverability of such inventories with reference to future projections of matching fees, number of donated cord blood units of the Group, demand for cord blood units for transplantation and research purposes, and the probability of finding a match in light of the number of units held. Based on such assessments, the management considers that the cord blood processing costs capitalized are recoverable and no provision for inventories was made as of March 31, 2011, 2012 and 2013.

The Group recognizes the revenue for one matched donated umbilical cord blood unit upon shipment of the unit and recognizes the direct costs equal to the carrying amount of the total inventory (donated umbilical cord blood units) divided by the estimated future number of successful matches which would become realized through sales during the estimated weighted average remaining useful life of the donated umbilical cord blood units. As of March 31, 2013, the weighted average remaining useful life of the donated umbilical cord blood units was estimated to be approximately 20 years. Based on the historical increase in the number of donated umbilical cord blood matching inquiries and the number of successful matches of donated umbilical cord blood units, the Group estimated the number of successful matches of donated umbilical cord blood units will increase by 7% per annum. There were no material changes to the estimates and assumptions underlying the methodology for the years ended March 31, 2011, 2012 and 2013.

Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2013
Prepaid expenses and other receivables [Abstract]
Prepaid expenses and other receivables
5	Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Prepaid expenses	10,064	9,372	1,509
Other receivables	1,497	2,230	359
Total prepaid expenses and other receivables	11,561	11,602	1,868

Other receivables mainly include advance payments to employees and rental deposits.

Property, plant and equipment, net	12 Months Ended
Mar. 31, 2013
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
6	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Buildings	150,181	187,529	30,194
Leasehold improvements	42,783	44,264	7,127
Machineries	86,395	105,899	17,051
Motor vehicles	8,939	11,087	1,785
Furniture, fixtures and office equipment	27,500	27,588	4,442
Construction-in-progress	37,010	205,657	33,113
	352,808	582,024	93,712
Less: Accumulated depreciation	(84,946)	(113,752)	(18,315)
Total property, plant and equipment, net	267,862	468,272	75,397

Pursuant to the final purchase contract dated June 28, 2012, the total purchase price of the property and land use right was RMB100,000 (US$16,101), of which prepayments of RMB25,000 was made in March 2012 and included such prepayments in construction-in-progress as of March 31, 2012. The Group paid the remaining amount of RMB75,000 (US$12,076) and also incurred RMB7,294 (US$1,174) for related taxes and other expenditures associated with the intended use of the assets during the year. Part of the property and land use right that was used by Guangzhou Nuoya, in the amount of RMB37,556 (US$6,047), was transferred to buildings. The remaining RMB69,738 (US$11,228) was recorded in construction-in-progress as of March 31, 2013.

In November 2012, the Group signed a refurbishment contract with a third party for the newly purchased property in Guangzhon Nuoya. The contract amount was RMB110 million (US$17.7 million). As of March 31, 2013, RMB43,468 (US$6,999) has been paid in accordance to the construction schedule and is included in construction-in-progress.

In January 2013, the Group signed a purchase contract with a third party for the purchase of buildings and associated land use right in the Zhejiang province. The Group fully paid the purchase contract amount and relevant taxes of RMB87,508 (US$14,090) and recorded such prepayments in construction-in-progress as of March 31, 2013. As of July 31, 2013, the buildings were under refurbishment for its intended use and the Group is still in the process of obtaining the ownership certificate.

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Direct costs	11,790	13,481	17,421	2,804
Research and development	2,933	3,212	2,073	334
Sales and marketing	1,679	1,803	2,805	452
General and administrative	5,689	6,240	8,954	1,442
Total depreciation expense	22,091	24,736	31,253	5,032

The Group capitalized interest cost as a component of the cost of construction-in-progress. Interest incurred consists of the following:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Interest cost capitalized	-	-	1,274	205
Interest cost charged to income	2,606	3,287	70,097	11,286
Total interest cost incurred	2,606	3,287	71,371	11,491

As of March 31, 2012 and 2013, buildings with carrying value of RMB128,890 and RMB121,603 (US$19,579) were collateralized to banks for short-term bank loans of RMB45,000 and RMB50,000 (US$8,050), respectively (Note 11).

Non-current prepayments	12 Months Ended
Mar. 31, 2013
Non-current prepayments [Abstract]
Non-current prepayments
7	Non-current prepayments

Non-current prepayments consist of the following:

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Prepaid property rental		1,647	-	-
Investment deposit	(i)	-	212,188	34,164
Deposit for machineries purchase		1,216	445	72
Total non-current prepayments		2,863	212,633	34,236

Note:

(i)

In October 2012, the Group signed a Letter of Intent with a third party for a proposed investment. During the month, the Group remitted a refundable earnest money of US$33,660 (RMB212,188) to this third party and commenced the relevant work with respect to the said investment. As of July 31, 2013, the transaction had not been completed yet.

Intangible assets, net	12 Months Ended
Mar. 31, 2013
Intangible assets, net [Abstract]
Intangible assets, net
8	Intangible assets, net
	March 31,
	2012	2013	2013
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	22,320
Less: Accumulated amortization	(8,837)	(13,458)	(2,166)
Total intangible assets, net	129,791	125,170	20,154

Intangible assets represent the cord blood bank operating rights in the Guangdong province and the Zhejiang province, the PRC.

The cord blood bank operating right in the Guangdong province was acquired through the acquisition of Guangzhou Nuoya in May 2007. The estimated useful life of the operating right is thirty years. Amortization expenses of the operating right in the Guangdong province were RMB971, RMB971 and RMB971 (US$156) for the years ended March 31, 2011, 2012 and 2013, respectively. The operating right is subject to renewal and the next renewal is due in May 2015.

In February 2011, the Group acquired the right to operate the cord blood bank in the Zhejiang province from a third party for cash consideration of US$12,500 (equivalent to RMB82,124) which was fully settled in August 2011. Payment for the operating right is non-deductible for tax purpose. The simultaneous equations method is used to record the assigned value of the asset of RMB109,499 and a related deferred tax liability of RMB27,375 (Note 17(c)), in accordance with the guidance in ASC 740-10-25-51, such that the carrying amount of the asset upon initial recognition less the related deferred tax liability equals the cash consideration paid. The estimated useful life of the Zhejiang operating right is thirty years. Amortization expenses were RMB413, RMB3,650 and RMB3,650 (US$588) for the years ended March 31, 2011, 2012 and 2013, respectively. The operating right is subject to renewal and the next renewal is due in September 2013.

The Group determined that a thirty-year period to amortize the cord blood bank operating rights was appropriate, following the pattern in which the expected benefits of the acquired asset will be consumed or otherwise used up. The Group's renewal period with the provincial governmental authorities generally is for a period of three-years. The Group has historically renewed cord blood bank operating rights without incurring any significant costs. There are no other legal or regulatory provisions that limit the useful life of the cord blood bank operating rights or that cause the cash flows and useful life of such cord blood bank operating right to be constrained. In addition, the Group expects the effect of obsolescence, demand, competition, and other economic factors to be minimal.

The Group engaged independent third party valuation firms in determining the fair values of the cord blood bank operating rights during acquisitions. The fair values of the cord blood bank operating rights were determined using an income approach and considered assumptions (including turnover rate) that a market participant would make consistent with the highest and best use of the asset by market participants. The periods of expected cash flows used to measure the fair values of the cord blood bank operating rights were thirty years. Without evidence to the contrary, the Group expects that the cord blood bank operating rights will be renewed at the same rate as a market participant would expect, and no other factors would indicate a different useful life is more appropriate. Accordingly, in light of the absence any other of the entity-specific factors, the useful life of the cord blood bank operating rights was determined to be thirty years.

A straight-line method of amortization has been adopted as the pattern in which the economic benefits of the operating rights are used up cannot be reliably determined. Estimated amortization expenses for the years afterwards are:

	March 31, 2013
	RMB	US$
Fiscal years ending March 31,
2014	4,621	744
2015	4,621	744
2016	4,621	744
2017	4,621	744
2018 and thereafter	106,686	17,178
Total amortization expenses	125,170	20,154

Available-for-sale equity securities	12 Months Ended
Mar. 31, 2013
Available-for-sale equity securities [Abstract]
Available-for-sale equity securities
9	Available-for-sale equity securities

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Cordlife Limited - listed on Australian Securities Exchange	8,795	8,284	1,334
Cordlife Group Limited - listed on Singapore Exchange	89,404	80,120	12,900
Total listed equity securities, at market	98,199	88,404	14,234

During the year ended March 31, 2008, the Group acquired 11,730,000 ordinary shares of Cordlife Limited ("CBB") at a total cost of RMB53,699. CBB is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia and the Philippines, and is listed on the Australian Securities Exchange.

During the year ended March 31, 2009, the Group acquired an additional 5,795,000 ordinary shares of CBB at a total cost of RMB11,172, satisfied in cash. The acquisition of additional ordinary shares led to an increase in the Group's equity interest in CBB from 12.9% as of March 31, 2008 to 18.9% as of March 31, 2009. The Group's equity interest in CBB was diluted to 16.3% as of March 31, 2010 due to the issuance of additional shares by CBB during the year ended March 31, 2010.

During the year ended March 31, 2011, the Company subscribed for 6,841,666 shares of CBB at a total cost of RMB13,245, satisfied in cash. As a result, the Group held 24,366,666 ordinary shares of CBB, representing a 16.8% equity interest as of March 31, 2011. The Group's equity interest in CBB was diluted to 16.1% as a result of the exercise of employees' share options of CBB during the period from March 31, 2011 to the time when the capital reduction occurred on June 30, 2011.

On June 16, 2011, the shareholders of CBB approved a capital reduction by way of distribution in specie. The scheme involved a spin off of Cordlife Pte Ltd from CBB, and the shares of Cordlife Pte Ltd were distributed to the then shareholders of CBB on a pro rata basis. The restructuring and distribution in specie were completed and effective on June 30, 2011. After the restructuring of CBB as of June 30, 2011, the Group owned a total of 24,366,666 shares, representing a 16.1% equity interest in each of CBB and Cordlife Pte Ltd, respectively. The Group's investments in CBB upon the completion of restructuring were recognized as two separate investments consisting of CBB and Cordlife Pte Ltd. The capital reduction or the distribution in specie by CBB did not constitute a sale of available-for-sale equity securities. The cost of both investments was based on their respective estimated fair values as of the restructuring date and adjusted by the unrealized holding gains of CBB recorded in accumulated other comprehensive income on pro rata basis. After the restructuring, Cordlife Pte Ltd was a private company, whose shares did not have a readily determinable fair value. The investment in Cordlife Pte Ltd was therefore accounted for by the cost method under ASC 325-20, before its listing on Singapore Exchange on March 29, 2012.

In connection with a proposed listing on the Singapore Exchange, Cordlife Pte Ltd changed its name to CGL. On March 29, 2012, CGL was listed on the Singapore Exchange. Upon the listing of CGL, the Group's equity interests in both CGL and CBB were diluted to 10.5% and 14.1% respectively as a result of new shares issued in the public offering of CGL and the exercise of options issued by CBB to other third parties. Upon CGL's listing on March 29, 2012, the Group accounted for its investment in CGL at fair value.

As of March 31, 2012 and 2013, the Group held 24,366,666 ordinary shares in both CBB and CGL, representing a 14.1% and 10.5% equity interest in CBB and CGL, respectively.

In May 2012 and August 2012, CGL announced dividends of SGD0.02 and SGD0.018 per ordinary share relating to CGL's fiscal year ended June 30, 2012. As a result, the Group received dividend of SGD925 (equivalent to RMB4,685) which was recognized in dividend income in the consolidated statement of comprehensive income.

As of March 31, 2013, the cost basis of the available-for-sale equity securities was RMB40,690 (US$6,551), and the total unrealized net holding losses and gains were recorded in accumulated other comprehensive income. Total unrealized net holding losses of CBB was RMB3,024 (US$487) and total unrealized net holding gains of CGL was RMB59,836 (US$9,634). The aggregate fair values was RMB97,502 (US$15,699) as of March 31, 2013.

As of March 31, 2012, the cost basis of the available-for-sale equity security was RMB40,690 and the total unrealized net holding losses and gains were recorded in accumulated other comprehensive income. Total unrealized net holding losses of CBB was RMB2,573 and total unrealized net holding gains of CGL was RMB68,505. The aggregate fair value was RMB106,622 as of March 31, 2012.

The available-for-sale equity securities are held by a subsidiary whose functional currency is Hong Kong dollars. Both securities are traded in a foreign market. The fair values are based on the current market values of the securities and the current exchange rates between Hong Kong dollars and Australia dollars or Singapore dollar, as applicable. Both investments are translated into RMB, the Group's reporting currency, using the exchange rate at the balance sheet dates.

The Group determined that the decline in market value of CBB for the years ended March 31, 2012 and 2013 and the decline in market value of CGL for the year ended March 31, 2013 were temporary and therefore no impairment loss was recognized. As of March 31, 2012 and 2013, total other-than-temporary impairment of RMB37,426 had been recognized in earnings in December 2008.

Other investment	12 Months Ended
Mar. 31, 2013
Other investment [Abstract]
Other investment
10	Other investment

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Unlisted equity securities, at cost	134,363	189,129	30,452

In May 2010, the Group completed its acquisition of 19.92% equity interest of Shandong Province Qilu Stem Cells Engineering Co., Ltd. ("Qilu Stem Cells"), which operates a cord blood bank in the Shandong province, the PRC. The Group does not have significant influence over the financial and operating decisions of Qilu Stem Cells. The investment is stated at cost as the equity securities do not have a readily determinable fair value. Dividend declared and paid by Qilu Stem Cells during the year ended March 31, 2012 of RMB7,217 was recognized in dividend income in the consolidated statement of comprehensive income.

In February 2013, the Group completed its acquisition of 4.08% equity interest of Qilu Stem Cells from Cordlife Service (S) Pte. Ltd., a wholly owned subsidiary of CBB, satisfied in cash of US$8.65 million (RMB54,766). Upon completion of the transaction, the Group's effective equity interest in Qilu Stem Cells increased from 19.92% to 24.0%. Although the Group increased its effective equity interest in Qilu Stem Cells to over 20%, the Group does not have any representation in the board of directors and does not have significant influence in Qilu Stem Cells. Accordingly, the investment in Qilu Stem Cells is accounted under the cost method as of March 31, 2013.

Bank loan	12 Months Ended
Mar. 31, 2013
Bank loan [Abstract]
Bank loan
11	Bank loan

On June 27, 2011, the Group borrowed RMB45,000 from Hua Xia Bank, a commercial bank in the PRC. The term of the loan was one year. The Group repaid the bank loan in full on June 27, 2012.

On July 11, 2012, the Group borrowed RMB50,000 (US$8,050) from Hangzhou Bank, a commercial bank in the PRC. The term of the loan is one year. The loan bears a floating interest rate equaling to 120% of the base lending rate quoted by the People's Bank of China, which is adjusted on the 20th day of the third month of each quarter. As of March 31, 2013, the bank loan bears interest at 7.2% per annum. The bank loan has been repaid in full upon maturity on July 10, 2013.

Accrued expenses and other payables	12 Months Ended
Mar. 31, 2013
Accrued expenses and other payables [Abstract]
Accrued expenses and other payables
12	Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Insurance premiums received on behalf of an insurance company	(i)	4,003	12,411	1,998
Other taxes payables		2,648	1,616	260
Accrued salaries, bonus and welfare expenses		7,030	17,828	2,870
Accrued consultancy and professional fees		8,311	7,770	1,251
Payable for convertible notes interests	(ii)	-	26,639	4,289
Payable for debt issuance costs		-	3,242	522
Other payables	(iii)	11,359	14,500	2,337
Total accrued expenses and other payables		33,351	84,006	13,527

Notes:

(i)	The Group has an agreement with an insurance company under which the Group is granted the authority to collect insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group's cord blood bank and are enrolled in the insurance scheme offered by the insurance company. The insurance premiums amount collected and payable over one year are recorded in other non-current liabilities in the consolidated balance sheets.

(ii)	The payable for convertible notes interests represents the interest accrued based on coupon interest rate of 7% of outstanding principle of convertible notes, which is to be settled annually on April 27 or October 3 (Note 14).

(iii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.

Deferred revenue	12 Months Ended
Mar. 31, 2013
Deferred revenue [Abstract]
Deferred revenue
13	Deferred revenue

(a)	Deferred revenue consists of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Prepayments by customers prior to completion of cord blood processing services	51,610	94,471	15,211
Unearned storage fees	361,034	608,115	97,913
Total current and non-current deferred revenue	412,644	702,586	113,124

Representing:
Current portion	106,110	172,328	27,747
Non-current portion	306,534	530,258	85,377
Total current and non-current deferred revenue	412,644	702,586	113,124

(b)	An analysis of the unearned storage fees is as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Balance at beginning of year	116,870	199,470	361,034	58,130
Deferred revenue arising from new customers	153,505	260,531	376,536	60,627
Credited to income	(70,905)	(98,967)	(129,455)	(20,844)
Balance at end of year	199,470	361,034	608,115	97,913

Convertible notes	12 Months Ended
Mar. 31, 2013
Convertible notes [Abstract]
Convertible notes
14	Convertible notes

On April 27, 2012, the Company completed the sale of aggregate US$65 million senior unsecured convertible notes to KKR China Healthcare Investment Limited ("KKRCHIL") (the "KKR Notes"). The KKR Notes carry a 7% coupon interest rate and are convertible into the Company's ordinary shares at a conversion price of US$2.838 per share. The Company received gross proceeds of US$65 million (approximately RMB412,292) and incurred debt issuance costs of RMB14,260 (US$2,296) from the issuance of the KKR Notes. The KKR Notes are senior unsecured obligations, mature on April 27, 2017 and are not redeemable prior to their maturity at the Company's option. The KKR Notes are convertible at any time in whole or in part, into the Company's ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the KKR Notes that is calculated to provide a 12% Internal Rate of Return ("IRR").

On October 3, 2012, the Company completed the sale of aggregate US$50 million senior unsecured convertible notes to Golden Meditech Holdings Limited ("GMHL"), which is a major shareholder of the Company (the "GM Notes"). The GM Notes carry a 7% coupon interest rate and are convertible into the Company's ordinary shares at a conversion price of US$2.838 per share. The Company received gross proceeds of US$50 million (approximately RMB318,201) and incurred debt issuance costs of RMB4,258 (US$686) from the issuance of the GM Notes. The GM Notes are senior unsecured obligations, mature on October 3, 2017 and are not redeemable prior to their maturity at the Company's option. The GM Notes are convertible at any time in whole or part, into the Company's ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the GM Notes that is calculated to provide a 12% IRR.

The carrying amount of the KKR Notes and GM Notes (the "Notes") as of March 31, 2013 is summarized in the following table:

	March 31,
	2013	2013
	RMB	US$

Principal amount of the KKR Notes	409,764	65,976
Principal amount of the GM Notes	315,226	50,754
Cumulative interest payables	26,791	4,314
Carrying amount	751,781	121,044

The Notes holders have the right to require the Company to redeem all or any portion of the Notes upon occurrence of events of default. Such events of default under the Notes include suspension from trading or failure of the Company's ordinary shares to be listed over certain periods (subject to certain exceptions), failure to deliver ordinary shares upon conversion, or failure to pay principal or interest to the holder within certain periods when due and payable (including, without limitation, the Company's failure to pay any redemption payments), bankruptcy, materially breaches of any covenants or terms in the Notes, the incurrence of any indebtedness of the Group and any final judgment or judgment against the Group exceeding certain amount, and any other event or events that could be expected to have material adverse effects on the Group. From and after the thirtieth day following the occurrence, and during the continuance, of an event of default under the Notes, the interest rate shall be increased to twenty-two and one-half percent (22.5%) per annum.

The Notes are entitled to a special redemption payment in the event the Group breaches certain covenants. The KKR Notes are also entitled to a special redemption payment in the event GMHL or certain members of the Company's senior management violate the terms of certain lock-up agreements they have entered into in favor of KKRCHIL. The Notes contain customary ongoing covenants, including affirmative covenants and negative covenants. Covenants are set out in the convertible notes purchase agreement and the Notes, including but not limited to compliance with Securities and Exchange Commission filings and all applicable laws and rules; maintaining Form F-3 eligibility and maintaining and keeping all the current held cord blood banking licenses effective; the Company shall not, without the prior written consent of the Notes holders, change its principal business; dissolve, liquidate, reorganize or restructure; merge with any other entity; commence any case, proceeding or other action under bankruptcy, insolvency or similar law; acquire or dispose of assets other than in the ordinary course of business; approve any budget or business plan; incur any indebtedness such that the outstanding indebtedness is in excess of US$22 million for KKR Notes and US$87 million for GM Notes respectively. Any amendment or waiver thereof requires the affirmative consent of a majority of the holder of all outstanding Notes. Additionally, additional payments on the Notes shall be made in the event the Group pays any excess cash dividend (note 2 (r)) in any financial year (see Note 19). Such term provides KKRCHIL and GMHL with the ability to participate in any excess cash dividend.

The Company has determined that the conversion feature embedded in the Notes should not be bifurcated and accounted for as a derivative pursuant to ASC 815, Derivatives and Hedging, since the embedded conversion feature is indexed to the Company's own stock and would have been classified in shareholders' equity if it were a free-standing derivative instrument. The Company has determined that the embedded put options that can accelerate the repayment of the Notes and contingent interest feature are clearly and closely related to the debt host contract and are not separately accounted for as a derivative pursuant to the ASC 815. Further, since the conversion price of the Notes exceeded the market price of the Company's ordinary shares on the date of commitment, no portion of the proceed from the issuance was accounted for as attributable to the beneficial conversion feature.

The Company accrued interest on the Notes based on the guaranteed 12% IRR per annum. The difference between the accrued interest rate of 12% and the coupon rate of 7% of the Notes is recorded in convertible notes in the consolidated balance sheets. Debt issuance costs capitalized in connection with the issuance of convertible notes are amortized from the date the Notes were issued to the earliest date the holders of the Notes can demand payment, which is five years.

Interest relating to the Notes was recognized as follows:

	Year ended March 31,
	2013	2013
	RMB	US$

KKR Notes interest incurred	45,959	7,400
GM Notes interest incurred	18,761	3,020
Amortization of debt issuance costs	3,062	493
Interest cost capitalized	(1,207)	(194)
Total interest expense	66,575	10,719

Shareholders' equity	12 Months Ended
Mar. 31, 2013
Shareholders' equity [Abstract]
Shareholders' equity
15	Shareholders' equity

(a)	Share capital

As of March 31, 2010, the Company had 66,743,693 shares outstanding. During the year ended March 31, 2011, a total of 345,010 ordinary shares were issued by the Company upon the exercise of warrants (see Note 15(c)(i)), a total of 1,627,518 ordinary shares were issued upon the completion of the Warrant Exchange (see Notes 15(c)(i) and 15(c)(ii)) and 309,346 ordinary shares were repurchased and cancelled under the share repurchase program (see Note 15(d)).

In November 2010, the Company completed a secondary offering of 7,000,000 ordinary shares at an offering price of US$4.50 per share and net proceeds of RMB189,861 were raised. As a result of the above transactions, the Company had 75,406,875 shares outstanding as of March 31, 2011.

During the year ended March 31, 2012, 2,266,728 ordinary shares were repurchased and cancelled under the share repurchase program (see Note 15(d)) and as a result the Company had 73,140,147 shares outstanding as of March 31, 2012.

During the year ended March 31, 2013, 7,450,914 ordinary shares were repurchased under the share repurchase program (see Note 15(d)), and 7,314,015 of them were sold to CGL (see Note 1(b)). The remaining 136,899 ordinary share repurchased had not been cancelled and was presented as treasury stock in the consolidated balance sheets. As a result, the Company had 73,003,248 shares outstanding as of March 31, 2013.

(b)	Statutory reserves

According to PRC rules and regulations and their Articles of Association, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to transfer 10% of net income, as determined in accordance with the relevant financial regulations established by the Ministry of Finance of the PRC ("PRC GAAP"), to a statutory surplus reserve until the reserve balance reaches 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity holders can be made.

The statutory surplus reserve is non-distributable but can be used to make good previous years' losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Transfers of RMB12,178, RMB17,656 and RMB22,638 (US$3,645) have been made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya for the years ended March 31, 2011, 2012 and 2013, respectively. Accumulated statutory surplus reserve as of March 31, 2012 and 2013 amounted to RMB55,441 and RMB78,079 (US$12,571), respectively. As of March 31, 2013, Zhejiang Lukou has not been profitable since its establishment, and no surplus reserve was made accordingly.

(c)	Warrants and options

The Company had the following warrants and options in issue during the years ended March 31, 2011, 2012 and 2013.

(i)	IPO Warrants

Upon its Initial Public Offering in December 2006, the Company issued 5,750,000 units ("Units") at an offering price of US$6.00 per unit. Each Unit consists of one share of the Company's common stock and two warrants ("IPO Warrants"). Each holder of an IPO Warrant was entitled to purchase one share of the Company's common stock at an exercise price of US$5.00 prior to its expiry on December 13, 2010. The IPO Warrants were redeemable, at the discretion of the Company and subject to the consent of EarlyBirdCapital, Inc. ("EBC"), the representative of Pantheon's underwriters in its Initial Public Offering in December 2006, at a price of US$0.01 per IPO Warrant upon 30 days' notice only in the event that the last sale price of the Company's common stock is at least US$8.50 per share for any 20 trading days within a 30 trading-day period ending on the third day prior to the date of notice of redemption. If the Company redeemed the IPO Warrants, it would have the option to require any IPO Warrant holder that wished to exercise his Warrant to do so on a "cashless basis". During the years ended March 31, 2010 and 2011, 65,100 and 345,010 IPO warrants were exercised. On November 10, 2010, the Company announced a warrant exchange offer ("Warrant Exchange"), which allowed outstanding warrant holders to receive one ordinary share for every eight outstanding warrants. Together with Insider Warrants (Note 15(c)(ii)), a total of 13,020,236 warrants were exchanged for 1,627,518 ordinary shares upon completion of Warrant Exchange. The remaining warrants lapsed on expiry.

(ii)	Insider Warrants

Simultaneous with the Company's Initial Public Offering in December 2006, the Company sold 2,083,334 warrants to certain of its then officers, directors and special advisors ("Insider Warrants"). The terms of the Insider Warrants are identical to the IPO Warrants, except that if the Company called the IPO Warrants for redemption, the Insider Warrants were exercisable on a cashless basis as described in Note 15(c)(i). The Insider Warrants were either exchanged for shares upon the Warrant Exchange (Note 15(c)(i)) or lapsed.

(iii)	Option to purchase Units of the Company

In connection with its Initial Public Offering, the Company also issued an option for US$0.1 to EBC to purchase 500,000 Units at an exercise price of US$6.60 per Unit prior to its expiry on December 13, 2011. The Units issuable upon exercise of the option were identical to the Units sold in the Initial Public Offering. The option could be exercised for cash or on a cashless basis at the holders' option, such that the holder could use the appreciated value of the option (the difference between the exercise prices of the option and the underlying warrants and the market price of the Units and underlying securities) to exercise the option without paying cash. However, the Company had no obligation to net cash settle the exercise of the option or the warrants underlying the option. The holder of the option was entitled to exercise the option or the warrants underlying the option unless a registration statement covering the securities underlying the option is declared effective or an exemption from registration was available. If the holder was unable to exercise the option or the underlying warrants, the option or warrants, as applicable, expired worthless. The warrants underlying the option were exercisable at the same price and had the same expiry date as of December 13, 2010 as the IPO Warrants. As of March 31, 2013, the option had not been exercised and therefore, the option expired.

(d)	Share repurchase program

On September 15, 2010, the Group announced the authorization of a share repurchase program under which the Company was entitled to repurchase up to US$15 million of its outstanding ordinary shares. Pursuant to this program, the Company was entitled to repurchase its shares for a period of one year commencing on September 15, 2010 in the open market at prevailing market prices or in block trades. On August 3, 2011, the Board of Directors approved the refreshment of the program for 12 months until August 2, 2012.

During the years ended March 31, 2011 and 2012, the Company repurchased and cancelled 309,346 and 2,266,728 ordinary shares at a total cost of RMB10,653 and RMB44,664, respectively. The excess of the repurchase price over par value of RMB10,653 and RMB44,662 was charged to additional paid-in capital for the years ended March 31, 2011 and 2012, respectively.

On July 31, 2012, the Board of Directors approved a new US$20 million share repurchase program to replace the previous US$15 million share repurchase program that expired. During the year ended March 31, 2013, the Company repurchased 7,450,914 ordinary shares at a total cost of RMB131,302 (US$21,141) of which 7,314,015 shares were subsequently sold to CGL (Note 1(b)). The remaining 136,899 repurchased ordinary shares had not been cancelled and therefore was presented as treasury stock in the consolidated balance sheets.

Revenues	12 Months Ended
Mar. 31, 2013
Revenues [Abstract]
Revenues
16	Revenues

The Group's revenues are primarily derived from the provision of umbilical cord blood storage and ancillary services.

In view of the fact that the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group's revenues by category are as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Cord blood processing fees	266,554	279,481	394,641	63,541
Cord blood storage fees	70,905	98,967	129,455	20,844
Fees derived from the provision of donated cord blood for transplantation and research and others	2,073	2,042	2,027	326
Total revenues	339,532	380,490	526,123	84,711

Income tax	12 Months Ended
Mar. 31, 2013
Income tax [Abstract]
Income tax
17	Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company's subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2011, 2012 and 2013. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

On March 16, 2007, the Fifth Plenary Session of the Tenth National People's Congress passed the Corporate Income Tax Law of the PRC (the "new tax law"), which revised the PRC statutory income tax rate to 25% effective on January 1, 2008. The Company's PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

The new tax law and its relevant regulations provide a five-year transition period for Beijing Jiachenhong which was established before March 16, 2007 and entitled to a preferential income tax rate of 15% under the then effective tax laws or regulations. The transitional tax rates are, 20%, 22%, 24% and 25% for calendar years 2009, 2010, 2011 and 2012 onwards, respectively. In addition, entities that qualify as "High and New Technology Enterprises" ("HNTE") under the new tax law are entitled to a preferential income tax rate of 15%. Because of its HNTE status, Beijing Jiachenhong was entitled to the reduced tax rate of 15% from January 1, 2008 to December 31, 2010. In February 2012, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. Upon the expiry of HNTE certificate, the tax rate applied to Beijing Jiachenhong would be 25%.

In June 2011, Guangzhou Nuoya received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. As a result, Guangzhou Nuoya received a tax refund in the year ended March 31, 2012, amounting to RMB10,433 in relation to overpaid income tax for the period from January 2010 to December 2010. Upon the expiry or failure in renewal of HNTE certificate, the tax rate applied to Guangzhou Nuoya would be 25%. Subject to renewal, Guangzhou Nuoya's HNTE status will enable it to the preferential income tax rate of 15% from January 1, 2013 to December 31, 2015. Management believes that Guangzhou Nuoya meets all the criteria for the renewal of HNTE status and accordingly, applied 15% tax rate to measure taxable temporary differences that are expected to reverse by the calendar year ending December 31, 2015.

The new tax law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. The Company has not provided for income taxes on such accumulated earnings of its PRC subsidiaries as of March 31, 2013 since these earnings are intended to be reinvested indefinitely in the PRC. As of March 31, 2013, such unremitted earnings that may be subject to the withholding tax amounted to RMB634,333 (US$102,134) and the related unrecognized deferred tax liability was RMB63,433 (US$10,213).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

The PRC	155,652	179,654	260,462	41,937
Non-PRC	(23,510)	(28,055)	(102,277)	(16,467)
Income before income tax expense	132,142	151,599	158,185	25,470

(a)	Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Current tax expense	40,880	14,405	38,737	6,237
Deferred tax benefit	(6,951)	(4,771)	(194)	(31)
Total income tax expense	33,929	9,634	38,543	6,206

(b)	Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% for the following reasons:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Income before income tax expense	132,142	151,599	158,185	25,470

Computed "expected" tax expense	33,036	37,900	39,546	6,368
Non-PRC entities not subject to income tax	5,878	7,014	25,569	4,117
Non-taxable income	-	(1,804)	-	-
Effect of change in tax rates	-	(14,674)	-	-
Tax rate differential, preferential rate	(4,865)	(19,779)	(26,015)	(4,189)
Others	(120)	977	(557)	(90)
Actual income tax expense	33,929	9,634	38,543	6,206

(c)	Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	4,413	4,719	760
Non-current accounts receivable	7,050	5,754	926
Property, plant and equipment	1,824	1,616	260
Inventories	2,343	2,513	405
Tax loss	1,896	2,011	324
Others	855	798	128
Net deferred tax assets	18,381	17,411	2,803

Deferred tax liabilities:
Deferred revenue	(115)	(105)	(17)
Intangible assets	(32,447)	(31,293)	(5,038)
Deferred tax liabilities	(32,562)	(31,398)	(5,055)

Net deferred tax liabilities	(14,181)	(13,987)	(2,252)

Classification on consolidated balance sheets
Current deferred tax assets	5,268	5,454	878
Non-current deferred tax assets	5,013	3,727	600
Non-current deferred tax liabilities	(24,462)	(23,168)	(3,730)
Net deferred tax liabilities	(14,181)	(13,987)	(2,252)

Tax loss carryforwards of the Group's PRC subsidiary amounted to RMB8,044 (US$1,295) as of March 31, 2013, of which RMB4,823 (US$777) and RMB3,221 (US$518) will expire if unused by December 31, 2016 and 2017, respectively.

For the years ended March 31, 2011, 2012 and 2013, the Group did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group's PRC subsidiaries for the calendar years from 2007 to 2012 are open to examination by the PRC state and local tax authorities.

Share-based compensation	12 Months Ended
Mar. 31, 2013
Share-based compensation [Abstract]
Share-based compensation
18	Share-based compensation

On February 18, 2011, the shareholders of the Company approved and adopted the Restricted Share Unit scheme. The scheme has a limit of granting rights to receive ordinary shares not exceeding 10% of the Company's issued and outstanding share capital, to directors, officers, employees and/or consultants of the Group. Since no awards have been granted as of March 31, 2011, 2012 and 2013, no compensation expense has been recognized for the years ended March 31, 2011, 2012 and 2013.

Net income per share	12 Months Ended
Mar. 31, 2013
Net income per share [Abstract]
Net income per share
19	Net income per share

The following table sets forth the computation of basic net income per share and diluted net income per share for the years ended March 31, 2011, 2012 and 2013:

		Year ended March 31,
	Note	2011	2012	2013	2013
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company		91,703	131,980	112,447	18,106
Earnings allocated to participating convertible notes	(i)	-	-	(6,053)	(975)

Net income for basic and diluted net income per share		91,703	131,980	106,394	17,131

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		70,083,876	73,897,177	71,527,698	71,527,698

Net income per share attributable to ordinary shares:
- Basic		1.31	1.79	1.49	0.24
- Diluted	(ii)	1.31	1.79	1.49	0.24

Notes:

(i)	The KKR Notes and GM Notes provide KKRCHIL and GMHL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for the year ended March 31, 2013 in both basic and diluted net income per share computation.

(ii)	During the year ended March 31, 2011 and 2012, the Company had dilutive potential ordinary shares of 500,000 representing shares issuable upon exercise of an option to purchase the Company's Units (see Note 15(c)(iii)). Such diluted potential ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the years. The option expired on December 13, 2011.

During the year ended March 31, 2013, the Company had potentially dilutive ordinary shares of 40,521,495 representing shares issuable upon conversion of the KKR Notes and GM Notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.

Related party transactions	12 Months Ended
Mar. 31, 2013
Related party transactions [Abstract]
Related party transactions
20	Related party transactions

For the years presented, the principal related party transactions and amounts due to related parties are summarized as follows:

		Year ended March 31,
	Note	2011	2012	2013	2013
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,440	1,440	1,440	232
Interest expenses	14	-	-	18,761	3,020

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Current liabilities
Amounts due to related parties	(i)&14	360	11,241	1,810

Note:

(i)	During the years ended March 31, 2011, 2012 and 2013, Beijing Jingjing Medical Equipment Co., Ltd. ("Beijing Jingjing"), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 (US$19) effective from July 2009. The lease runs for a period of 5.5 years expiring in December 2014 and does not include contingent rentals.

Pension and other postretirement benefits	12 Months Ended
Mar. 31, 2013
Pension and other postretirement benefits [Abstract]
Pension and other postretirement benefits
21	Pension and other postretirement benefits

Pursuant to the relevant PRC regulations, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to make contributions for each employee at a rate of approximately 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau. The amounts of contributions of RMB7,107, RMB9,682 and RMB12,158 (US$1,958) for the years ended March 31, 2011, 2012 and 2013, respectively, were charged to expense in the consolidated statements of comprehensive income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

Fair value measurements	12 Months Ended
Mar. 31, 2013
Fair value measurements [Abstract]
Fair value measurements
22	Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

The fair value of available-for-sale equity securities is based on quoted market prices on the last trading value as of March 31 2013. Such investments are classified as Level 1 in the hierarchy.

Short-term financial instruments (including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, other receivables/payables, amounts due to related parties, and short-term bank loan) - cost approximate their respective fair values due to their short-term nature.

Convertible notes - the estimated fair value was US$127,514 (RMB791,964) based on the level 3 valuation technique as compared to a carrying value of RMB751,781 (US$121,044) as of March 31, 2013. The estimated fair value of the convertible notes is based on a mark-to-model valuation model. Due to the fact that there is no active market for this instrument, the fair value of the convertible notes was estimated using a discounted cash flow analysis based on current borrowing rates for instruments with similar terms. In addition, the Company utilized other sources of information for the relevant market parameters in order to develop its fair value.

Business and credit concentrations	12 Months Ended
Mar. 31, 2013
Business and credit concentrations [Abstract]
Business and credit concentrations
23	Business and credit concentrations

All of the Group's customers are located in the PRC. Revenues from and gross accounts receivable due from customers are individually immaterial.

The Group purchases raw materials from a few major suppliers which are located in the PRC. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Supplier	2011		2012		2013		2013
	RMB	%	RMB	%	RMB	%	US$	%

Shanghai Qiangzhi Biological Technology Co., Ltd.	-	-	3,619	11	11,152	22	1,796	22
Hangzhou Baitong Biological Technology Co., Ltd.	6,224	18	5,490	16	7,783	15	1,253	15
Beijing Zhu You Ying Kang Technology Development Co., Ltd.	7,562	22	8,340	25	-	-	-	-
Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd.	5,617	16	-	-	-	-	-	-
Beijing Probe Biological Technology Co., Ltd.	3,463	10	3,389	10	-	-	-	-
Total	22,866	66	20,838	62	18,935	37	3,049	37

As of March 31, 2012 and 2013, there is no individually accounts payable due to major suppliers representing more than 10% of outstanding accounts payable balance.

Commitments and contingencies	12 Months Ended
Mar. 31, 2013
Commitments and contingencies [Abstract]
Commitments and contingencies
24	Commitments and contingencies

(a)	Operating lease commitments

For the years ended March 31, 2011, 2012 and 2013, total rental expenses for operating leases were RMB5,594, RMB7,205 and RMB4,666 (US$751), respectively.

During the year ended March 31, 2013, the Group completed the purchase of the previously leased property in the Guangdong province and terminated the lease contract (Note 6). The total future minimum payments under non-cancellable operating leases as of March 31, 2013 are as follows:

	March 31, 2013
	RMB	US$

Fiscal year ending March 31,
2014	3,039	489
2015	1,462	235
2016	36	6
2017 and thereafter	11	2
Total payments	4,548	732

(b)	Contractual commitments

The Group entered into an agreement with an institution for the research and development of medicines for treatments which make use of cord blood stem cells. Commitments as of March 31, 2013 under this agreement amount to RMB2,000 (US$322) (2012: RMB2,000).

In June 2006, the Group entered into a co-operation agreement with the Peking University People's Hospital ("PUPH"). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank, in return for a fixed annual advisory fee of RMB2,000 (US$322). The agreement has a term of twenty years commencing in October 2006.

In November 2009, Guangzhou Nuoya entered into a co-operation agreement with the Guangdong Women and Children's Hospital and Health Institute ("GWCH"). Pursuant to the agreement, GWCH provides technical consultancy services to the Group in return for an annual advisory fee of RMB2,000 (US$322). The agreement has a term of twenty years commencing in November 2009.

In December 2010, Zhejiang Lukou entered into a co-operation agreement with the Zhejiang Provincial Blood Center ("ZPBC"). Pursuant to the agreement, ZPBC provides technical consultancy services to the Group in return for an annual advisory fee of RMB2,000 (US$322). The agreement has a term of three years commencing in February 2011.

As of March 31, 2013, the total future minimum payments under the co-operation agreements are as follows:

	March 31, 2013
	RMB	US$

Fiscal year ending March 31,
2014	5,770	929
2015	4,000	644
2016	4,000	644
2017	4,000	644
2018	4,000	644
2019 and thereafter	40,167	6,467
Total payments	61,937	9,972

(c)	Capital commitments

As of March 31, 2013, the Group's capital commitments for the refurbishment contracts was RMB137,346 (US$22,114) (Note 6).

Subsequent events	12 Months Ended
Mar. 31, 2013
Subsequent events [Abstract]
Subsequent events
25	Subsequent events
Subsequent to the year end and up to July 31, 2013, the Group has further paid RMB31,474 (US$5,068) for the refurbishment project of Guangzhou Nuoya and Zhejiang Lukou.

Summary of significant accounting policies (Policy)	12 Months Ended
Mar. 31, 2013
Summary of significant accounting policies [Abstract]
Principles of consolidation
Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. For consolidated subsidiaries where the Company's ownership is less than 100%, the outside shareholders' interests are shown as non-controlling interests. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities.

Use of estimates
Use of estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the establishment of the selling prices of multiple deliverables in revenue arrangements, the estimation of direct costs for the provision of donated cord blood for transplantation and research, the useful lives of property, plant and equipment and intangible assets, the valuation of property, plant and equipment, intangible assets and investment securities, the valuation allowances for receivables and deferred tax assets and the realizability of inventories.

During the quarter ended March 31, 2013, the Group updated its estimated useful lives of certain machineries and office equipment in order to better match the Group's depreciation expense with the periods these assets are expected to generate revenue based on planned and historical service periods. The new estimated useful lives were established based on historical service periods and external benchmark data of these assets. The Group accounted for the change of useful lives of property, plant and equipment in accordance with Accounting Standards Codification ("ASC") 250, Accounting Changes and Error Corrections. The effect of the change in useful lives impacted the depreciation expense in the quarter in which the change occurred and will impact the depreciation expense in future periods. The effect of this change on net income and net income per share was a decrease of RMB1,600 (US$258) and RMB0.02 (US$0.003), respectively, for the year ended March 31, 2013.

Foreign currency transactions and translation
Foreign currency transactions and translation

The reporting currency of the Company is Renminbi ("RMB").

The functional currency of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou is Renminbi ("RMB") and the functional currency of the Company is United States dollars ("US$"). The functional currencies of subsidiaries of the Group outside the PRC are either US$ or Hong Kong dollars.

Transactions of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Transactions of the Company and subsidiaries outside the PRC denominated in currencies other than their functional currencies are translated into their functional currencies at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into their functional currencies using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and subsidiaries outside the PRC are translated into RMB using the exchange rate at the balance sheet date. Revenues and expenses are translated at the average exchange rates prevailing during the year. The adjustments resulting from translation of financial statements of the Company and subsidiaries outside the PRC are recorded as a separate component of accumulated other comprehensive income within shareholders' equity.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

For the convenience of the readers, certain amounts as of and for the year ended March 31, 2013 included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.2108, being the spot exchange rate of U.S. dollars in effect on March 29, 2013 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on March 31, 2013 or at any other date.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents include short-term, highly liquid investments with original maturities of three months or less. Cash and cash equivalents of the Group are mainly maintained in the PRC and are denominated in several currencies. As of March 31, 2012 and 2013, cash and cash equivalents maintained in the PRC amounted to RMB765,689 and RMB1,470,844 (US$236,820), respectively. A majority of the Group's cash and cash equivalents are denominated in U.S. dollars, Australian dollars, Renminbi and Hong Kong dollars as follows:

	March 31,
	2012	2013

U.S. dollars	82	1,451
Australian dollars	53	137
Renminbi	764,077	1,469,512
Hong Kong dollars	36,073	17,820

Cash and cash equivalents held at financial institutions located in the PRC are uninsured whereas cash held at financial institutions in Hong Kong are insured up to certain amount. Management believes that these major financial institutions have high credit ratings.

Investment securities
Investment securities

Management determines the appropriate classification of its investment securities at the time of purchase and reevaluates such designations at each reporting date.

Trading and available-for-sale equity securities are recorded at fair value. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale equity securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale equity securities are determined on a specific-identification basis. Where the fair value of an investment in equity securities is not readily determinable, the investment is stated at cost.

A decline in the market value of investment securities that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. In determining whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Dividend income is recognized in other income when earned.

Accounts receivable
Accounts receivable

Accounts receivable represent amounts due from subscribers for cord blood processing and storage services, which are recognized in accordance with the Company's revenue recognition policies (Note 2(k)). Installments receivable from subscribers which are due for repayment in over one year under deferred payment options are classified as non-current accounts receivable. Accounts receivable are stated net of allowance for doubtful accounts.

The allowance for doubtful accounts is the Group's best estimate of the amount of estimated losses in the Group's existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowances for doubtful accounts quarterly. Outstanding account balances are reviewed on a pooled basis by ageing of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group's PRC subsidiaries are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when the related account balances are aged over three years and sufficient evidence is available to prove the debtor's inability to make payments. For financial reporting purposes, the Group's PRC subsidiaries generally record write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is recorded and the time the doubtful accounts are written off against the related allowance. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventories
Inventories

The Group collects, tests, freezes and stores donated umbilical cord blood for future transplantation or research purposes in return for a fee. Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories, stated at the lower of cost or market on a weighted-average basis, and recognized as direct costs when revenue is recognized upon shipment of the donated cord blood units. Cost comprises direct materials, direct labor and an allocation of production overheads. Inventories that are not expected to be realized within 12 months from the balance sheet date are classified as non-current assets.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Shorter of the lease term or estimated useful lives of 37.5 years for buildings in
Buildings	Beijing Jiachenhong and 44 years for buildings in Guangzhou Nuoya
Shorter of the lease term or
Leasehold improvements	estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years

No depreciation expense is provided in respect of construction-in-progress.

Interest expense incurred related to the construction of property, plant and equipment is capitalized. The capitalization of interest expense as part of the cost of a qualifying asset commences when expenditures for the asset have been made, activities that are necessary to get the asset ready for its intended use are in progress and interest cost is being incurred. The capitalization period ends when the asset is substantially complete and ready for its intended use.

Depreciation of property, plant and equipment attributable to the processing of donated umbilical cord blood for future transplantation is capitalized as part of inventories, and is expensed to direct costs upon shipment of the donated cord blood units.

Intangible assets
Intangible assets

Intangible assets represent the operating rights to operate cord blood bank and are stated at the estimated fair value on the date of acquisition less accumulated amortization. Where payment for an operating right is non-deductible for tax purpose, the simultaneous equations method is used to record the assigned value of the asset and the related deferred tax liability, such that the carrying amount of the asset upon initial recognition less deferred tax liability recognized equals the amount paid for the asset.Amortization expenses are recognized on a straight-line basis over the estimated useful life of the operating rights of 30 years.

Given the environment in which the Group currently operates, it is reasonably possible that the estimated economic useful life of the assets or the Group's estimate that it will recover its carrying amount from future operations could change in the future.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for the years ended March 31, 2011, 2012 and 2013.

Revenue recognition
Revenue recognition

The Group receives fees for collecting, testing, freezing and storing of cord blood units. Once the cord blood units are collected, tested, screened and successfully meet all of the required attributes, the Group freezes the units and stores them in a cryogenic freezer. Under the cord blood processing and storage agreement ("Agreement") signed with the customer, the Group charges separate processing fee and storage fees to the customer and such agreement typically provides for a storage period of eighteen years represented by successive one-year renewal periods. The Group also arranges an insurance policy for customers. The amount of storage fees include insurance premiums collected on behalf of a third-party insurance company. The amount attributable to the insurance premiums is included in current and non-current other payables and is not recognized as revenue. The Group has no performance obligation to the customer with respect to the insurance policy.

The Agreement is a multiple-element arrangement, which includes (i) the processing of cord blood unit and (ii) the storage of cord blood unit. The Group accounts for the arrangement under the ASC 605-25, Revenue Recognition - Multiple-Element Arrangements, as amended by Accounting Standards Update No. 2009-13, Multiple-Deliverable Arrangements ("ASU 2009-13"), which was adopted by the Group in the fiscal year beginning April 1, 2011 on a prospective basis. The adoption of ASU 2009-13 did not have an impact on the consolidated financial statements, as the units of accounting, the allocation of the arrangement consideration to various units of accounting, and pattern and timing of revenue recognition did not change. In accordance with ASC 605-25, revenue arrangements that include multiple elements are analyzed to determine whether the deliverables can be divided into separate units of accounting or treated as a single unit of accounting. The consideration received is allocated among the separate units of accounting based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the separate units. Revenues are allocated to a delivered product or service when the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis; and (2) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Group. Based on evaluation of the criteria, the Group has determined that the cord blood processing services and storage services are to be accounted for as separate units.

Pursuant to the Agreement, no penalty is charged to customers for early termination of the storage service.

The Group considers all reasonably available information to allocate the overall arrangement fee to processing and storage services based on their relative selling prices.

The Group recognizes processing fee revenue upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period.

During the three years ended March 31, 2011, 2012 and 2013, the Group offered its customers three payment options:

(i)	Payment of the processing fee upon delivery of the cord blood unit to the Group's premises for processing and the annual storage fee in advance at the beginning of each one-year renewal period;

(ii)	Payment of the processing fee upon delivery of the cord blood unit to the Group's premises for processing and prepayment of storage fees for multiple periods; and

(iii)	Payment of the processing fee by installment over multiple periods and the annual storage fee in advance at the beginning of each one-year renewal period. The installment option includes an initial processing fee payment upon delivery of the cord blood unit to the Group's premises for processing and an incremental annual payment for the consecutive periods, representing a surcharge to the total amount of processing fees payable under payment options (i) and (ii).

Under payment option (iii), installments due for payment beyond one year are classified as non-current accounts receivable. The incremental processing fee payable by customers under the installment plan is recognized as interest income using the effective interest method.

The recognition of storage revenue is ceased when the collectability of the storage fees from the customers is not reasonably assured due to delinquency of payment by the customers.

During the years ended March 31, 2012 and 2013, the Group ceased recognizing storage revenue from subscribers who were delinquent for more than 24 months. This was a change compared to the Group's previous estimate of not recognizing storage revenue if the subscriber was delinquent for more than 18 months. The reason for the change in estimate was due to more historical experience of receivables collections from delinquent customers. During the year ended March 31, 2012, the Group performed a retrospective review of delinquent receivable collections for the two years ended March 31, 2011 and 2012. The results of this review indicated there was a high percentage of successful collections of receivables that were delinquent over 18 months but less than 24 months. As a result, the Group changed its estimate of not recognizing storage revenue from customer who was delinquent for more than 18 months to 24 months in the year ended March 31, 2012. The change was not significant as the impact of the change representing approximately 1% of total net revenues for the year ended March 31, 2012.

According to the notice jointly issued by the Ministry of Finance and the State Administration of Taxation in November 2011, the taxable services revenue provided by the Group's three main PRC subsidiaries is subject to Value-Added Tax ("VAT"). Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are subject to VAT effective for periods starting from September 1, 2012, November 1, 2012 and December 1, 2012, respectively. VAT at a general rate of 6% on the invoice amount is collected on behalf of tax authorities in respect of the services rendered. Prior to these periods, the Group's three main PRC subsidiaries were subject to business tax at a general rate of 5% of service revenues. Revenue is stated net of VAT or business tax.

Research and development costs
Research and development costs

Research and development costs are incurred for research activities conducted to enhance operating efficiencies, collection and storage technologies, and measures to improve the results in umbilical cord blood stem cells extraction and separation. They also include research expenses on the use of cord blood stem cells in different medical treatments. Research and development costs of RMB6,960, RMB7,615 and RMB8,459 (US$1,362) for the years ended March 31, 2011, 2012 and 2013, respectively, were expensed as incurred.

Advertising and promotion costs
Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs included in sales and marketing expenses in the consolidated statements of comprehensive income amounted to RMB10,590, RMB12,460 and RMB19,215 (US$3,094) for the years ended March 31, 2011, 2012 and 2013, respectively.

Retirement and other postretirement benefits
Retirement and other postretirement benefits

Contributions to retirement schemes (which are defined contribution plans) are charged to the consolidated statements of comprehensive income when the related employee service is provided. The Group does not have any defined benefit retirement plans.

Debt issuance costs
Debt issuance costs

Costs incurred by the Company that are directly attributable to the issuance of the convertible notes are deferred and are charged to the consolidated statements of comprehensive income using an effective interest rate method from the date the convertible notes were issued to the earliest date the holders of the convertible notes can demand payment, which is five years.

Income taxes
Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Commitments and contingencies
Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims that relate to a wide range of matters, including, among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. The Group may consider many factors in making these assessments including past history and the specifics of each matter. Since the Group has not become aware of any product liability claim since operations commenced, the Group has not recognized a liability for product liability claims.

Earnings per share
Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to common shareholders is allocated between ordinary shares and participating securities based on contractual participating rights of security to share in undistributed earnings as if all of the earnings had been distributed. For the year ended March 31, 2013, the convertible notes are participating securities since the holder of these notes participate in excess cash dividends on the same basis as ordinary shareholders.

Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders, as adjusted to exclude any income or expenses related to dilutive ordinary equivalents shares by the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Dilutive potential ordinary shares consist of the ordinary shares issuable upon the exercise of outstanding share options by applying the treasury stock method and the ordinary shares issuable upon the conversion of the convertible notes applying the if-converted method. Dilutive potential ordinary shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

Share option plan
Share option plan

The Group recognizes share-based payments as compensation cost and measures such cost based on the grant date fair value of the award using the Black-Scholes option-pricing model. Compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the same as the vesting period.

The service inception date is the date at which the requisite service period begins. The service inception date usually is the grant date; however the service inception date precedes the grant date if (a) an award is authorized, (b) service begins before a mutual understanding of the key terms and conditions of a share-based payment award is reached, and (c) either of the following conditions applies: (1) the award's terms do not include a substantive future requisite service condition that exists at the grant date or (2) the award contains a market or performance condition that if not satisfied during the service period preceding the grant date and following the inception of the arrangement results in forfeiture of the award. For the purpose of determining the service inception date, authorization of an award is the date on which all approval requirements are completed unless approval is perfunctory.

Segment reporting
Segment reporting

The Group has one operating segment, as defined by ASC 280 Segment Reporting, which is processing and storage of cord blood units. All of the Group's operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair value measurement
Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Group did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of March 31, 2012 and 2013.

See Note 22 to the consolidated financial statements.

Recently issued accounting standards
Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"), which amended accounting guidance related to fair value measurements and disclosures with the purpose of converging the fair value measurement and disclosure guidance issued by the FASB and the International Accounting Standards Board. The guidance is effective for reporting periods beginning after December 15, 2011. The guidance includes amendments that clarify the intent of the application of existing fair value measurement requirements along with amendments that change a particular principle or requirement for fair value measurements and disclosures. The Company adopted the new guidance on April 1, 2012. The adoption did not have a material impact on the Company's consolidated financial statements or related disclosures.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on April 1, 2013. The adoption will not have a material impact on the Company's consolidated financial statements or related disclosures.

Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2013
Summary of significant accounting policies [Abstract]
Schedule of Cash and Cash Equivalents Denominated in Currencies

A majority of the Group's cash and cash equivalents are denominated in U.S. dollars, Australian dollars, Renminbi and Hong Kong dollars as follows:

	March 31,
	2012	2013

U.S. dollars	82	1,451
Australian dollars	53	137
Renminbi	764,077	1,469,512
Hong Kong dollars	36,073	17,820

Schedule of Depreciation of Property, Plant and Equipment

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Shorter of the lease term or estimated useful lives of 37.5 years for buildings in
Buildings	Beijing Jiachenhong and 44 years for buildings in Guangzhou Nuoya
Shorter of the lease term or
Leasehold improvements	estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years

Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2013
Accounts receivable, net [Abstract]
Schedule of Accounts Receivable
Accounts receivable consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Accounts receivable	385,792	372,919	60,045
Less: Allowance for doubtful accounts	(52,544)	(50,473)	(8,127)
Total accounts receivable, net	333,248	322,446	51,918

Representing:

Current portion:
- processing fees	49,731	49,092	7,904
- storage fees	28,404	23,357	3,761
- others	877	627	101
	79,012	73,076	11,766
Non-current portion:
- processing fees	254,236	249,370	40,152
Total accounts receivable, net	333,248	322,446	51,918

Schedule of Non-Current Gross Accounts Receivable, Minimum Payments

Non-current gross accounts receivable as of March 31, 2013 are due for payment as follows:

	March 31, 2013
	RMB	US$
Fiscal years ending March 31,
2015	34,311	5,525
2016	33,999	5,474
2017	33,063	5,324
2018	25,964	4,181
2019 and thereafter	158,394	25,503
	285,731	46,007

Schedule of Allowance for Doubtful Accounts
An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Balance at beginning of year	17,197	39,956	52,544	8,461
Charged to provisions for doubtful accounts	25,018	12,588	7,468	1,202
Write-off charged against the allowance for the year	(2,259)	-	(9,539)	(1,536)
Balance at end of year	39,956	52,544	50,473	8,127

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Current portion:
- consumables and supplies	6,666	10,265	1,652

Non-current portion:
- processing costs capitalized in donated umbilical cord blood	34,651	39,730	6,396
Total current and non-current inventories	41,317	49,995	8,048

Prepaid expenses and other receivables (Tables)	12 Months Ended
Mar. 31, 2013
Prepaid expenses and other receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Prepaid expenses	10,064	9,372	1,509
Other receivables	1,497	2,230	359
Total prepaid expenses and other receivables	11,561	11,602	1,868

Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2013
Property, plant and equipment, net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Buildings	150,181	187,529	30,194
Leasehold improvements	42,783	44,264	7,127
Machineries	86,395	105,899	17,051
Motor vehicles	8,939	11,087	1,785
Furniture, fixtures and office equipment	27,500	27,588	4,442
Construction-in-progress	37,010	205,657	33,113
	352,808	582,024	93,712
Less: Accumulated depreciation	(84,946)	(113,752)	(18,315)
Total property, plant and equipment, net	267,862	468,272	75,397

Schedule of Depreciation Expense of Property, Plant and Equipment

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Direct costs	11,790	13,481	17,421	2,804
Research and development	2,933	3,212	2,073	334
Sales and marketing	1,679	1,803	2,805	452
General and administrative	5,689	6,240	8,954	1,442
Total depreciation expense	22,091	24,736	31,253	5,032

Schedule of Interest Incurred

The Group capitalized interest cost as a component of the cost of construction-in-progress. Interest incurred consists of the following:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Interest cost capitalized	-	-	1,274	205
Interest cost charged to income	2,606	3,287	70,097	11,286
Total interest cost incurred	2,606	3,287	71,371	11,491

Non-current prepayments (Tables)	12 Months Ended
Mar. 31, 2013
Non-current prepayments [Abstract]
Schedule of Non-Current Prepayments

Non-current prepayments consist of the following:

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Prepaid property rental		1,647	-	-
Investment deposit	(i)	-	212,188	34,164
Deposit for machineries purchase		1,216	445	72
Total non-current prepayments		2,863	212,633	34,236

Note:

(i)

In October 2012, the Group signed a Letter of Intent with a third party for a proposed investment. During the month, the Group remitted a refundable earnest money of US$33,660 (RMB212,188) to this third party and commenced the relevant work with respect to the said investment. As of July 31, 2013, the transaction had not been completed yet.

Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2013
Intangible assets, net [Abstract]
Schedule of Components of Intangible Assets, Net
	March 31,
	2012	2013	2013
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	22,320
Less: Accumulated amortization	(8,837)	(13,458)	(2,166)
Total intangible assets, net	129,791	125,170	20,154

Schedule of Estimated Amortization Expenses

Estimated amortization expenses for the years afterwards are:

	March 31, 2013
	RMB	US$
Fiscal years ending March 31,
2014	4,621	744
2015	4,621	744
2016	4,621	744
2017	4,621	744
2018 and thereafter	106,686	17,178
Total amortization expenses	125,170	20,154

Available-for-sale equity securities (Tables)	12 Months Ended
Mar. 31, 2013
Available-for-sale equity securities [Abstract]
Schedule of Available-for-Sale Equity Securities
	March 31,
	2012	2013	2013
	RMB	RMB	US$

Cordlife Limited - listed on Australian Securities Exchange	8,795	8,284	1,334
Cordlife Group Limited - listed on Singapore Exchange	89,404	80,120	12,900
Total listed equity securities, at market	98,199	88,404	14,234

Other investment (Tables)	12 Months Ended
Mar. 31, 2013
Other investment [Abstract]
Schedule of Other Investment
	March 31,
	2012	2013	2013
	RMB	RMB	US$

Unlisted equity securities, at cost	134,363	189,129	30,452

Accrued expenses and other payables (Tables)	12 Months Ended
Mar. 31, 2013
Accrued expenses and other payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Insurance premiums received on behalf of an insurance company	(i)	4,003	12,411	1,998
Other taxes payables		2,648	1,616	260
Accrued salaries, bonus and welfare expenses		7,030	17,828	2,870
Accrued consultancy and professional fees		8,311	7,770	1,251
Payable for convertible notes interests	(ii)	-	26,639	4,289
Payable for debt issuance costs		-	3,242	522
Other payables	(iii)	11,359	14,500	2,337
Total accrued expenses and other payables		33,351	84,006	13,527

Notes:

(i)	The Group has an agreement with an insurance company under which the Group is granted the authority to collect insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group's cord blood bank and are enrolled in the insurance scheme offered by the insurance company. The insurance premiums amount collected and payable over one year are recorded in other non-current liabilities in the consolidated balance sheets.

(ii)	The payable for convertible notes interests represents the interest accrued based on coupon interest rate of 7% of outstanding principle of convertible notes, which is to be settled annually on April 27 or October 3 (Note 14).

(iii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.

Deferred revenue (Tables)	12 Months Ended
Mar. 31, 2013
Deferred revenue [Abstract]
Schedule of Deferred Revenue
Deferred revenue consists of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Prepayments by customers prior to completion of cord blood processing services	51,610	94,471	15,211
Unearned storage fees	361,034	608,115	97,913
Total current and non-current deferred revenue	412,644	702,586	113,124

Representing:
Current portion	106,110	172,328	27,747
Non-current portion	306,534	530,258	85,377
Total current and non-current deferred revenue	412,644	702,586	113,124

Schedule of Unearned Storage Fees
An analysis of the unearned storage fees is as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Balance at beginning of year	116,870	199,470	361,034	58,130
Deferred revenue arising from new customers	153,505	260,531	376,536	60,627
Credited to income	(70,905)	(98,967)	(129,455)	(20,844)
Balance at end of year	199,470	361,034	608,115	97,913

Convertible notes (Tables)	12 Months Ended
Mar. 31, 2013
Convertible notes [Abstract]
Schedule of Convertible Notes

The carrying amount of the KKR Notes and GM Notes (the "Notes") as of March 31, 2013 is summarized in the following table:

	March 31,
	2013	2013
	RMB	US$

Principal amount of the KKR Notes	409,764	65,976
Principal amount of the GM Notes	315,226	50,754
Cumulative interest payables	26,791	4,314
Carrying amount	751,781	121,044

Schedule of Interest Relating to KKR Notes and GM Notes

Interest relating to the Notes was recognized as follows:

	Year ended March 31,
	2013	2013
	RMB	US$

KKR Notes interest incurred	45,959	7,400
GM Notes interest incurred	18,761	3,020
Amortization of debt issuance costs	3,062	493
Interest cost capitalized	(1,207)	(194)
Total interest expense	66,575	10,719

Revenues (Tables)	12 Months Ended
Mar. 31, 2013
Revenues [Abstract]
Schedule of Revenue from External Customers

The Group's revenues by category are as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Cord blood processing fees	266,554	279,481	394,641	63,541
Cord blood storage fees	70,905	98,967	129,455	20,844
Fees derived from the provision of donated cord blood for transplantation and research and others	2,073	2,042	2,027	326
Total revenues	339,532	380,490	526,123	84,711

Income tax (Tables)	12 Months Ended
Mar. 31, 2013
Income tax [Abstract]
Schedule of the Components of Income before Income Taxes

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

The PRC	155,652	179,654	260,462	41,937
Non-PRC	(23,510)	(28,055)	(102,277)	(16,467)
Income before income tax expense	132,142	151,599	158,185	25,470

Schedule of Income Tax (Benefit) Expense

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Current tax expense	40,880	14,405	38,737	6,237
Deferred tax benefit	(6,951)	(4,771)	(194)	(31)
Total income tax expense	33,929	9,634	38,543	6,206

Schedule of the Reconciliation between the Statutory rate and the Effective tax rate

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% for the following reasons:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Income before income tax expense	132,142	151,599	158,185	25,470

Computed "expected" tax expense	33,036	37,900	39,546	6,368
Non-PRC entities not subject to income tax	5,878	7,014	25,569	4,117
Non-taxable income	-	(1,804)	-	-
Effect of change in tax rates	-	(14,674)	-	-
Tax rate differential, preferential rate	(4,865)	(19,779)	(26,015)	(4,189)
Others	(120)	977	(557)	(90)
Actual income tax expense	33,929	9,634	38,543	6,206

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	4,413	4,719	760
Non-current accounts receivable	7,050	5,754	926
Property, plant and equipment	1,824	1,616	260
Inventories	2,343	2,513	405
Tax loss	1,896	2,011	324
Others	855	798	128
Net deferred tax assets	18,381	17,411	2,803

Deferred tax liabilities:
Deferred revenue	(115)	(105)	(17)
Intangible assets	(32,447)	(31,293)	(5,038)
Deferred tax liabilities	(32,562)	(31,398)	(5,055)

Net deferred tax liabilities	(14,181)	(13,987)	(2,252)

Classification on consolidated balance sheets
Current deferred tax assets	5,268	5,454	878
Non-current deferred tax assets	5,013	3,727	600
Non-current deferred tax liabilities	(24,462)	(23,168)	(3,730)
Net deferred tax liabilities	(14,181)	(13,987)	(2,252)

Net income per share (Tables)	12 Months Ended
Mar. 31, 2013
Net income per share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

The following table sets forth the computation of basic net income per share and diluted net income per share for the years ended March 31, 2011, 2012 and 2013:

		Year ended March 31,
	Note	2011	2012	2013	2013
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company		91,703	131,980	112,447	18,106
Earnings allocated to participating convertible notes	(i)	-	-	(6,053)	(975)

Net income for basic and diluted net income per share		91,703	131,980	106,394	17,131

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		70,083,876	73,897,177	71,527,698	71,527,698

Net income per share attributable to ordinary shares:
- Basic		1.31	1.79	1.49	0.24
- Diluted	(ii)	1.31	1.79	1.49	0.24

Notes:

(i)	The KKR Notes and GM Notes provide KKRCHIL and GMHL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for the year ended March 31, 2013 in both basic and diluted net income per share computation.

(ii)	During the year ended March 31, 2011 and 2012, the Company had dilutive potential ordinary shares of 500,000 representing shares issuable upon exercise of an option to purchase the Company's Units (see Note 15(c)(iii)). Such diluted potential ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the years. The option expired on December 13, 2011.

During the year ended March 31, 2013, the Company had potentially dilutive ordinary shares of 40,521,495 representing shares issuable upon conversion of the KKR Notes and GM Notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.

Related party transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related party transactions [Abstract]
Schedule of Related Party Transactions

For the years presented, the principal related party transactions and amounts due to related parties are summarized as follows:

		Year ended March 31,
	Note	2011	2012	2013	2013
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,440	1,440	1,440	232
Interest expenses	14	-	-	18,761	3,020

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Current liabilities
Amounts due to related parties	(i)&14	360	11,241	1,810

Note:

(i)	During the years ended March 31, 2011, 2012 and 2013, Beijing Jingjing Medical Equipment Co., Ltd. ("Beijing Jingjing"), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 (US$19) effective from July 2009. The lease runs for a period of 5.5 years expiring in December 2014 and does not include contingent rentals.

Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2013
Business and credit concentrations [Abstract]
Schedule of Major Suppliers

The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Supplier	2011		2012		2013		2013
	RMB	%	RMB	%	RMB	%	US$	%

Shanghai Qiangzhi Biological Technology Co., Ltd.	-	-	3,619	11	11,152	22	1,796	22
Hangzhou Baitong Biological Technology Co., Ltd.	6,224	18	5,490	16	7,783	15	1,253	15
Beijing Zhu You Ying Kang Technology Development Co., Ltd.	7,562	22	8,340	25	-	-	-	-
Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd.	5,617	16	-	-	-	-	-	-
Beijing Probe Biological Technology Co., Ltd.	3,463	10	3,389	10	-	-	-	-
Total	22,866	66	20,838	62	18,935	37	3,049	37

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Commitments and contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum payments under non-cancellable operating leases as of March 31, 2013 are as follows:

	March 31, 2013
	RMB	US$

Fiscal year ending March 31,
2014	3,039	489
2015	1,462	235
2016	36	6
2017 and thereafter	11	2
Total payments	4,548	732

Schedule of Future Minimum Payments Under the Co-Operation Agreements

As of March 31, 2013, the total future minimum payments under the co-operation agreements are as follows:

	March 31, 2013
	RMB	US$

Fiscal year ending March 31,
2014	5,770	929
2015	4,000	644
2016	4,000	644
2017	4,000	644
2018	4,000	644
2019 and thereafter	40,167	6,467
Total payments	61,937	9,972

Principal activities, reorganization and reverse recapitalization, and basis of presentation (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Jun. 30, 2009 China Blood Cord Services [Member]	Aug. 31, 2009 China Blood Cord Services [Member]	Nov. 30, 2012 China Stem Cells (South) Company Limited [Member] USD ($)	Nov. 30, 2012 China Stem Cells (South) Company Limited [Member] CNY	May 31, 2007 China Stem Cells (South) Company Limited [Member] CNY	Jun. 30, 2009 China Cord Blood Corp [Member] USD ($)	Nov. 30, 2012 China Cord Blood Corp [Member] USD ($)	Nov. 30, 2012 China Cord Blood Corp [Member] CNY	Dec. 31, 2010 China Cord Blood Corp [Member] CNY	Aug. 31, 2009 China Cord Blood Corp [Member]	Nov. 30, 2008 China Cord Blood Corp [Member]	Feb. 28, 2011 Group [Member] USD ($)	Feb. 28, 2011 Group [Member] CNY	Dec. 31, 2010 Zhejiang Lukou [Member] CNY
Subsidiary or Equity Method Investee [Line Items]
Shares issued or issuable in share exchange										54,345,104	7,314,015	7,314,015		3,506,136	57,851,240
Percentage of participating shareholder ordinary shares exchanged					100.00%
Percentage of participating shareholder ordinary redeemable shares exchanged					76.00%
Percentage of equity interest in subsidiary					93.94%				90.00%
Consideration received in stock transaction											$ 20,800
Percentage of ownership after transaction										91.70%
Percentage of non-participating shareholder shares exchanged						24.00%
Payments to acquire interest in subsidiary									30,949	328,790			45,000
Price per share of common stock										$ 6.05
Payment for repurchase of common stock	20,419	126,819	44,664	10,653			16,800
Proceeds from sale of equity											4,000	25,320
Gain (loss) on stock transactions							11,395	70,774			538	3,341
Ownership interest by noncontrolling owner																		10.00%
Percentage of shares repurchased							10.00%	10.00%
Contribution of property																		5,000
Payment for operating rights			80,188													$ 12,500	82,124

Summary of significant accounting policies (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2010 CNY	Mar. 31, 2013 People's Republic Of China [Member] USD ($)	Mar. 31, 2013 People's Republic Of China [Member] CNY	Mar. 31, 2012 People's Republic Of China [Member] CNY
Accounting Policies [Line Items]
Effect of change on net income	$ (258)	(1,600)
Effect of change on net income per share	$ (0.003)	(0.02)
Foreign currency translation rate	6.2108
Cash and cash equivalents	240,565	1,494,099	794,311	611,387	127,892	280,835	236,820	1,470,844	765,689
Estimated useful life of the operating rights	30 years	30 years
Impairment of long-lived assets
Research and development costs	1,362	8,459	7,615	6,960
Advertising and promotion costs	$ 3,094	19,215	12,460	10,590

Summary of significant accounting policies (Schedule of Cash and Cash Equivalents) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2013 U.S. dollars [Member] USD ($)	Mar. 31, 2012 U.S. dollars [Member] USD ($)	Mar. 31, 2013 Australian dollars [Member] AUD	Mar. 31, 2012 Australian dollars [Member] AUD	Mar. 31, 2013 Renminbi [Member] CNY	Mar. 31, 2012 Renminbi [Member] CNY	Mar. 31, 2013 Hong Kong dollars [Member] HKD	Mar. 31, 2012 Hong Kong dollars [Member] HKD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 240,565	1,494,099	$ 127,892	794,311	611,387	280,835	$ 1,451	$ 82	137	53	1,469,512	764,077	17,820	36,073

Summary of significant accounting policies (Schedule of Useful Lives of Property, Plant and Equipment) (Details)	12 Months Ended
Mar. 31, 2013
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	37 years 6 months
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	44 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Machineries [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machineries [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture, fixtures and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years

Accounts receivable, net (Schedule of Accounts Receivable) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2013 Processing fees [Member] USD ($)	Mar. 31, 2013 Processing fees [Member] CNY	Mar. 31, 2012 Processing fees [Member] CNY	Mar. 31, 2013 Storage fees [Member] USD ($)	Mar. 31, 2013 Storage fees [Member] CNY	Mar. 31, 2012 Storage fees [Member] CNY	Mar. 31, 2013 Others [Member] USD ($)	Mar. 31, 2013 Others [Member] CNY	Mar. 31, 2012 Others [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, current portion	$ 11,766	73,076		79,012			$ 7,904	49,092	49,371	$ 3,761	23,357	28,404	$ 101	627	877
Accounts receivable, noncurrent portion	40,152	249,370		254,236			40,152	249,370	254,236
Accounts receivable	60,045	372,919		385,792
Less: Allowance for doubtful accounts	(8,127)	(50,473)	(8,461)	(52,544)	(39,956)	(17,197)
Total accounts receivable, net	$ 51,918	322,446		333,248

Accounts receivable, net (Schedule of Non-current Gross Accounts Receivable) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Accounts receivable, net [Abstract]
2015	$ 5,525	34,311
2016	5,474	33,999
2017	5,324	33,063
2018	4,181	25,964
2019 and thereafter	25,503	158,394
Total	$ 46,007	285,731

Accounts receivable, net (Schedule of Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Accounts receivable, net [Abstract]
Balance at beginning of year	$ 8,461	52,544	39,956	17,197
Charged to provisions for doubtful accounts	1,202	7,468	12,588	25,018
Write-off charged against the allowance for the year	(1,536)	(9,539)		(2,259)
Balance at end of year	8,127	50,473	52,544	39,956
Accounts receivable sold to a third party				11,998
Cash consideration received from sale of accounts receivable				10,006

Inventories (Schedule of Inventories) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Inventories [Abstract]
Current portion: - consumables and supplies	$ 1,652	10,265	6,666
Non-current portion: - processing costs capitalized in donated umbilical cord blood	6,396	39,730	34,651
Total current and non-current inventories	$ 8,048	49,995	41,317

Inventories (Narrative) (Details)	12 Months Ended
Mar. 31, 2013
Inventory [Line Items]
Weighted average remaining useful life of donated cord blood units	20 years
The estimated increase in successful matches of donated units	7.00%

Prepaid expenses and other receivables (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Prepaid expenses and other receivables [Abstract]
Prepaid expenses	$ 1,509	9,372	10,064
Other receivables	359	2,230	1,497
Total prepaid expenses and other receivables	$ 1,868	11,602	11,561

Property, plant and equipment, net (Narrative) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Nov. 30, 2012 Guangdong facility [Member] USD ($)	Nov. 30, 2012 Guangdong facility [Member] CNY	Mar. 31, 2012 Guangdong facility [Member] CNY	Mar. 31, 2013 Guangdong facility [Member] USD ($)	Mar. 31, 2013 Guangdong facility [Member] CNY	Mar. 31, 2013 Guangdong facility [Member] USD ($)	Mar. 31, 2013 Guangdong facility [Member] CNY	Mar. 31, 2013 Guangdong facility [Member] USD ($)	Mar. 31, 2013 Guangdong facility [Member] CNY	Jun. 28, 2012 Guangdong facility [Member] USD ($)	Jun. 28, 2012 Guangdong facility [Member] CNY	Mar. 31, 2013 Zhejiang province [Member] USD ($)	Mar. 31, 2013 Zhejiang province [Member] CNY
Property, Plant and Equipment [Line Items]
Purchase price of the property and land use right													$ 16,101	100,000
Payments for assets recorded under construction-in-progress						25,000	6,999	43,468	12,076	75,000					14,090	87,508
Payments for relevant taxes and expenditures											1,174	7,294
Construction-in-progress transferred to buildings											6,047	37,556
Construction-in-progress balance											11,228	69,738
Refurbishment contract with a third party				17,700	110,000
Carrying value of buildings collateralized for loans	19,579	121,603	128,890
Bank loan	$ 8,050	50,000	45,000

Property, plant and equipment, net (Schedule of Property, Plant and Equipment, Net) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2013 Buildings [Member] USD ($)	Mar. 31, 2013 Buildings [Member] CNY	Mar. 31, 2012 Buildings [Member] CNY	Mar. 31, 2013 Leasehold Improvements [Member] USD ($)	Mar. 31, 2013 Leasehold Improvements [Member] CNY	Mar. 31, 2012 Leasehold Improvements [Member] CNY	Mar. 31, 2013 Machineries [Member] USD ($)	Mar. 31, 2013 Machineries [Member] CNY	Mar. 31, 2012 Machineries [Member] CNY	Mar. 31, 2013 Motor Vehicles [Member] USD ($)	Mar. 31, 2013 Motor Vehicles [Member] CNY	Mar. 31, 2012 Motor Vehicles [Member] CNY	Mar. 31, 2013 Furniture, Fixtures and Office Equipment [Member] USD ($)	Mar. 31, 2013 Furniture, Fixtures and Office Equipment [Member] CNY	Mar. 31, 2012 Furniture, Fixtures and Office Equipment [Member] CNY	Mar. 31, 2013 Construction-in-Progress [Member] USD ($)	Mar. 31, 2013 Construction-in-Progress [Member] CNY	Mar. 31, 2012 Construction-in-Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 93,712	582,024	352,808	$ 30,194	187,529	150,181	$ 7,127	44,264	42,783	$ 17,051	105,889	86,395	$ 1,785	11,087	8,939	$ 4,442	27,588	27,500	$ 33,113	205,657	37,010
Less: Accumulated depreciation	(18,315)	(113,752)	(84,946)
Total property, plant and equipment, net	$ 75,397	468,272	267,862

Property, plant and equipment, net (Schedule of Depreciation Expense of Property, Plant and Equipment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Direct costs [Member] USD ($)	Mar. 31, 2013 Direct costs [Member] CNY	Mar. 31, 2012 Direct costs [Member] CNY	Mar. 31, 2011 Direct costs [Member] CNY	Mar. 31, 2013 Research and development [Member] USD ($)	Mar. 31, 2013 Research and development [Member] CNY	Mar. 31, 2012 Research and development [Member] CNY	Mar. 31, 2011 Research and development [Member] CNY	Mar. 31, 2013 Sales and marketing [Member] USD ($)	Mar. 31, 2013 Sales and marketing [Member] CNY	Mar. 31, 2012 Sales and marketing [Member] CNY	Mar. 31, 2011 Sales and marketing [Member] CNY	Mar. 31, 2013 General and administrative [Member] USD ($)	Mar. 31, 2013 General and administrative [Member] CNY	Mar. 31, 2012 General and administrative [Member] CNY	Mar. 31, 2011 General and administrative [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5,032	31,253	24,736	22,091	$ 2,804	17,421	13,481	11,790	$ 334	2,073	3,212	2,933	$ 452	2,805	1,803	1,679	$ 1,442	8,954	6,240	5,689

Property, plant and equipment, net (Schedule of Interest Incurred) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Interest cost capitalized	$ 205	1,274
Interest cost charged to income	11,286	70,097	3,287	2,606
Total interest cost incurred	$ 11,491	71,371	3,287	2,606

Non-current prepayments (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Oct. 31, 2012 USD ($)	Oct. 31, 2012 CNY	Mar. 31, 2012 CNY
Non-current prepayments [Abstract]
Prepaid property rental							1,647
Investment deposit	34,164	[1]	212,188	[1]	33,660	212,188		[1]
Deposit for machineries purchase	72		445				1,216
Total non-current prepayments	$ 34,236		212,633				2,863

[1]	In October 2012, the Group signed a Letter of Intent with a third party for a proposed investment. During the month, the Group remitted a refundable earnest money of US$33,660 (RMB212,188) to this third party and commenced the relevant work with respect to the said investment. As of July 31, 2013, the transaction had not been completed yet.

Intangible assets, net (Schedule of Intangible Assets, Net) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Intangible assets, net [Abstract]
Cord blood bank operating rights	$ 22,320	138,628	138,628
Less: Accumulated amortization	(2,166)	(13,458)	(8,837)
Total intangible assets, net	$ 20,154	125,170	129,791

Intangible assets, net (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Guangdong Province [Member] USD ($)	Mar. 31, 2013 Guangdong Province [Member] CNY	Mar. 31, 2012 Guangdong Province [Member] CNY	Mar. 31, 2011 Guangdong Province [Member] CNY	Aug. 31, 2011 Zhejiang Province [Member] USD ($)	Aug. 31, 2011 Zhejiang Province [Member] CNY	Mar. 31, 2013 Zhejiang Province [Member] USD ($)	Mar. 31, 2013 Zhejiang Province [Member] CNY	Mar. 31, 2012 Zhejiang Province [Member] CNY	Mar. 31, 2011 Zhejiang Province [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of operating rights	30 years	30 years
Amortization expense of operating rights	$ 744	4,621	4,621	1,384	$ 156	971	971	971			$ 588	3,650	3,650	413
Payment for operating rights			80,188						12,500	82,124
Value of acquired operating rights										109,499
Deferred tax liability	$ 5,038	31,293	32,447							27,375

Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Intangible assets, net [Abstract]
2014	$ 744	4,621
2015	744	4,621
2016	744	4,621
2017	744	4,621
2018 and thereafter	17,178	106,686
Total amortization expenses	$ 20,154	125,170	129,791

Available-for-sale equity securities (Schedule of Available for Sale Equity Securities) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2013 Cordlife Limited - listed on Australian Securities Exchange [Member] USD ($)	Mar. 31, 2013 Cordlife Limited - listed on Australian Securities Exchange [Member] CNY	Mar. 31, 2012 Cordlife Limited - listed on Australian Securities Exchange [Member] CNY	Mar. 31, 2013 Cordlife Group Limited - listed on Singapore Exchange [Member] USD ($)	Mar. 31, 2013 Cordlife Group Limited - listed on Singapore Exchange [Member] CNY	Mar. 31, 2012 Cordlife Group Limited - listed on Singapore Exchange [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Total listed equity securities, at market	$ 14,234	88,404	98,199	$ 1,334	8,284	8,795	$ 12,900	80,120	89,404

Available-for-sale equity securities (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended													1 Months Ended		12 Months Ended
	Dec. 31, 2008 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Cordlife Limited ("CBB") [Member] USD ($)	Mar. 31, 2013 Cordlife Limited ("CBB") [Member] CNY	Mar. 31, 2012 Cordlife Limited ("CBB") [Member] CNY	Mar. 31, 2011 Cordlife Limited ("CBB") [Member] CNY	Mar. 31, 2009 Cordlife Limited ("CBB") [Member] CNY	Mar. 31, 2008 Cordlife Limited ("CBB") [Member] CNY	Mar. 29, 2012 Cordlife Limited ("CBB") [Member]	Jun. 30, 2011 Cordlife Limited ("CBB") [Member]	Mar. 31, 2010 Cordlife Limited ("CBB") [Member]	Aug. 31, 2012 Cordlife Pte Ltd ("CGL") [Member] SGD	May 31, 2012 Cordlife Pte Ltd ("CGL") [Member] SGD	Mar. 31, 2013 Cordlife Pte Ltd ("CGL") [Member] USD ($)	Mar. 31, 2013 Cordlife Pte Ltd ("CGL") [Member] CNY	Mar. 31, 2013 Cordlife Pte Ltd ("CGL") [Member] SGD	Mar. 31, 2012 Cordlife Pte Ltd ("CGL") [Member] CNY	Mar. 29, 2012 Cordlife Pte Ltd ("CGL") [Member]	Jun. 30, 2011 Cordlife Pte Ltd ("CGL") [Member]
Schedule of Available-for-sale Securities [Line Items]
Ordinary shares acquired									6,841,666	5,795,000	11,730,000
Cost to acquire ordinary shares									13,245	11,172	53,699
Ordinary shares held		73,003,248	73,003,248	73,140,147		24,366,666	24,366,666	24,366,666	24,366,666				24,366,666				24,366,666	24,366,666	24,366,666	24,366,666		24,366,666
Percentage of equity interest						14.10%	14.10%	14.10%	16.80%	18.90%	12.90%	14.10%	16.10%	16.30%			10.50%	10.50%	10.50%	10.50%	10.50%	16.10%
Announced dividends per ordinary share															0.018	0.02
Dividend income		754	4,685	7,217														4,685	925
Cost basis of the available-for-sale equity securities		6,551	40,690	40,690
Total unrealized net holding gain (loss)						(487)	(3,024)	(2,573)									9,634	59,836		68,505
The aggregate fair values of the available-for-sale equity securities		15,699	97,502	106,622
Other-than-temporary impairment recognized in earnings	37,426

Other investment (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Qilu Stem Cells from Cordlife Service (S) Pte. Ltd. [Member] USD ($)	Mar. 31, 2013 Qilu Stem Cells from Cordlife Service (S) Pte. Ltd. [Member] CNY	Feb. 01, 2013 Qilu Stem Cells from Cordlife Service (S) Pte. Ltd. [Member]	Mar. 31, 2012 Qilu Stem Cells [Member] CNY	Mar. 31, 2013 Qilu Stem Cells [Member]	May 01, 2010 Qilu Stem Cells [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest							4.08%		24.00%	19.92%
Dividend income	$ 754	4,685	7,217					7,217
Cash paid for equity interest	8,818	54,766			8,650	54,766
Unlisted equity securities, at cost	$ 30,452	189,129	134,363

Bank loan (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 11, 2012	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Bank loan [Abstract]
Proceeds from bank loan		$ 8,050	50,000	45,000	45,000
Floating interest rate, percentage multiple	120.00%
Interest rate at period end		7.20%	7.20%

Accrued expenses and other payables (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Mar. 31, 2012 CNY
Accrued expenses and other payables [Abstract]
Insurance premiums received on behalf of an insurance company	$ 1,998	[1]	12,411	[1]	4,003	[1]
Other taxes payables	260		1,616		2,648
Accrued salaries, bonus and welfare expenses	2,870		17,828		7,030
Accrued consultancy and professional fees	1,251		7,770		8,311
Payable for convertible notes interests	4,289	[2]	26,639	[2]		[2]
Payable for debt issuance costs	522		3,242
Other payables	2,337	[3]	14,500	[3]	11,359	[3]
Total accrued expenses and other payables	$ 13,527		84,006		33,351
Interest rate	7.00%		7.00%

[1]	The Group has an agreement with an insurance company under which the Group is granted the authority to collect insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group's cord blood bank and are enrolled in the insurance scheme offered by the insurance company. The insurance premiums amount collected and payable over one year are recorded in other non-current liabilities in the consolidated balance sheets.
[2]	The payable for convertible notes interests represents the interest accrued based on coupon interest rate of 7% of outstanding principle of convertible notes, which is to be settled annually on April 27 or October 3 (Note 14).
[3]	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.

Deferred revenue (Schedule of Deferred Revenue) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY
Deferred revenue [Abstract]
Prepayments by customers prior to completion of cord blood processing services	$ 15,211	94,471		51,610
Unearned storage fees	97,913	608,115	58,130	361,034	199,470	116,870
Current portion	27,747	172,328		106,110
Non-current portion	85,377	530,258		306,534
Total current and non-current deferred revenue	$ 113,124	702,586		412,644

Deferred revenue (Schedule of Unearned Storage Fees) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Deferred revenue [Abstract]
Balance at beginning of year	$ 58,130	361,034	199,470	116,870
Deferred revenue arising from new customers	60,627	376,536	260,531	153,505
Credited to income	(20,844)	(129,455)	(98,967)	(70,905)
Balance at end of year	$ 97,913	608,115	361,034	199,470

Convertible notes (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] CNY	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] CNY
Debt Instrument [Line Items]
Aggregate principal amount					$ 65,000		$ 50,000
Interest rate	7.00%	7.00%			7.00%	7.00%	7.00%	7.00%
Conversion price per share						2.838		2.838
Proceeds from issuance of convertible notes	117,617	730,493			65,000	412,292	50,000	318,201
Issuance costs incurred					2,296	14,260	686	4,258
Maturity date					Apr 27, 2017	Apr 27, 2017	Oct 3, 2017	Oct 3, 2017
Guaranteed internal rate of return					12.00%	12.00%	12.00%	12.00%
Threshold amount of new debt which must be approved					$ 22,000		$ 87,000

Convertible notes (Schedule of Convertible Notes) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] CNY	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] CNY
Debt Instrument [Line Items]
Principal amount of Notes			$ 65,976	409,764	$ 50,754	315,226
Cumulative interest payable	4,314	26,791
Carrying amount	$ 121,044	751,781

Convertible notes (Schedule of Interest Relating to KKR Notes and GM Notes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] CNY	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] CNY
Debt Instrument [Line Items]
Notes interest incurred					$ 7,400	45,959	$ 3,020	18,761
Amortization of debt issuance costs	493	3,062
Convertible Notes Interest Cost Capitalization	(194)	(1,207)
Total interest expense	$ 10,719	66,575

Shareholders' equity (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended								12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2006 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 Share capital [Member] CNY	Mar. 31, 2011 Share capital [Member] CNY	Mar. 31, 2011 Share capital [Member] USD ($)	Dec. 31, 2006 Share capital [Member] USD ($)	Mar. 31, 2013 Treasury Stock [Member] CNY	Mar. 31, 2012 Treasury Stock [Member] CNY	Dec. 31, 2006 Warrant [Member] USD ($)	Mar. 31, 2011 Warrant [Member]	Mar. 31, 2010 Warrant [Member]
Ordinary shares, shares outstanding		73,003,248	73,003,248	73,140,147
Issuance of shares upon warrant exchange, shares							1,627,518
Issuance of shares upon exercise of warrants, shares							345,010
Issuance of shares upon public offering, shares							7,000,000
Initial offering, stock price per share								$ 4.5
Issuance of shares upon public offering					189,861		5
Purchase of Treasury Stock, shares										7,450,914
Purchase of Treasury Stock			131,302							131,302
Sale of treasury shares, shares										7,314,015
Shares repurchased and retired				44,664	10,653	2
Number of shares repurchased and retired						2,266,728	309,346
Share repurchase program		20000000	20000000	15000000
Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer net income, percentage		10.00%	10.00%
The percentage of their respective registered capital that the statuory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income		50.00%	50.00%
The percent of registered capital the reserve balance must be to be used to make good previous years' losses		25.00%	25.00%
Transfers made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya		3,645	22,638	17,656	12,178
Accumulated statutory surplus reserve		$ 12,571	78,079	55,441
Warrants to purchase shares of common stock outstanding												5,750,000
Warrant price per share												$ 6
Exercise price of outstanding warrants												5
Price per share									$ 8.5			$ 0.01
Warrants Exercised In Period													345,010	65,100
Warrants sold to certain of its then officers, directors and special advisors ("Insider Warrants")												2,083,334
Option price	$ 0.1
Number of units available to be purchased through option	500,000
Exercise price per unit	$ 6.6

Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Cord Blood Processing Fees [Member] USD ($)	Mar. 31, 2013 Cord Blood Processing Fees [Member] CNY	Mar. 31, 2012 Cord Blood Processing Fees [Member] CNY	Mar. 31, 2011 Cord Blood Processing Fees [Member] CNY	Mar. 31, 2013 Cord Blood Storage Fees [Member] USD ($)	Mar. 31, 2013 Cord Blood Storage Fees [Member] CNY	Mar. 31, 2012 Cord Blood Storage Fees [Member] CNY	Mar. 31, 2011 Cord Blood Storage Fees [Member] CNY	Mar. 31, 2013 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others [Member] USD ($)	Mar. 31, 2013 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others [Member] CNY	Mar. 31, 2012 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others [Member] CNY	Mar. 31, 2011 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 84,711	526,123	380,490	339,532	$ 63,541	394,641	279,481	266,554	$ 20,844	129,455	98,967	70,905	$ 326	2,027	2,042	2,073

Income tax (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2013 Group One [Member] USD ($)	Mar. 31, 2013 Group One [Member] CNY	Mar. 31, 2013 Group Two [Member] USD ($)	Mar. 31, 2013 Group Two [Member] CNY
Operating Loss Carryforwards [Line Items]
Provision for subsidiaries
Tax refund	66	408	10,433
Applicable income tax rate	25.00%	25.00%	25.00%	24.00%	22.00%	20.00%
Unremitted earnings that may be subject to the withholding tax	102,134	634,333
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	10,213	63,433
Tax loss carryforwards of PRC subsidiary	1,295	8,044
Tax loss carryforwards of PRC subsidiary that will expire							777	4,823	518	3,221
Tax loss carryforwards of PRC subsidiary expiration date							Dec 31, 2016	Dec 31, 2016	Dec 31, 2017	Dec 31, 2017
Unrecognized tax benefits
Interest and penalties related to unrecognized tax benefits
Underpayment of taxes threshold that extends the statute of limitation	$ 16	100

Income tax (Schedule of Income before Income Tax) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Income tax [Abstract]
The PRC	$ 41,937	260,462	179,654	155,652
Non-PRC	(16,467)	(102,277)	(28,055)	(23,510)
Income before income tax	$ 25,470	158,185	151,599	132,142

Income tax (Schedule of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Income tax [Abstract]
Current tax expense	$ 6,237	38,737	14,405	40,880
Deferred tax benefit	(31)	(194)	(4,771)	(6,951)
Total income tax expense	$ 6,206	38,543	9,634	33,929

Income tax (Schedule of Reconciliation of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Income tax [Abstract]
Income before income tax expense	$ 25,470	158,185	151,599	132,142
Computed "expected" tax expense	6,368	39,546	37,900	33,036
Non-PRC entities not subject to income tax	4,117	25,569	7,014	5,878
Non-taxable income			(1,804)
Effect of change in tax rates			(14,674)
Tax rate differential, preferential rate	(4,189)	(26,015)	(19,779)	(4,865)
Others	(90)	(557)	977	(120)
Total income tax expense	$ 6,206	38,543	9,634	33,929

Income tax (Schedule of Deferred Income Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Deferred tax assets:
Accounts receivable	$ 760	4,719	4,413
Non-current accounts receivable	926	5,754	7,050
Property, plant and equipment	260	1,616	1,824
Inventories	405	2,513	2,343
Tax loss	324	2,011	1,896
Others	128	798	855
Net deferred tax assets	2,803	17,411	18,381
Deferred tax liabilities:
Deferred revenue	(17)	(105)	(115)
Intangible assets	(5,038)	(31,293)	(32,447)
Deferred tax liabilities	(5,055)	(31,398)	(32,562)
Net deferred tax liabilities	(2,252)	(13,987)	(14,181)
Classification on consolidated balance sheets
Current deferred tax assets	878	5,454	5,268
Non-current deferred tax assets	600	3,727	5,013
Non-current deferred tax liabilities	(3,730)	(23,168)	(24,462)
Net deferred tax liabilities	$ (2,252)	(13,987)	(14,181)

Net income per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Mar. 31, 2012 CNY		Mar. 31, 2011 CNY		Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member]
Debt Instrument [Line Items]
Interest rate	7.00%		7.00%						7.00%
Numerator:
Net income attributable to the Company	$ 18,106		112,447		131,980		91,703
Earnings allocated to participating convertible notes	(975)	[1]	(6,053)	[1]		[1]		[1]
Net income for basic and diluted net income per share	$ 17,131		106,394		131,980		91,703
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	71,527,698		71,527,698		73,897,177		70,083,876
Net income per share attributable to ordinary shares:
- Basic	$ 0.24		1.49		1.79		1.31
- Diluted	$ 0.24	[2]	1.49	[2]	1.79	[2]	1.31	[2]
Anti-dilutive ordinary shares	40,521,495		40,521,495		500,000		500,000

[1]	The KKR Notes and GM Notes provide KKRCHIL and GMHL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for the year ended March 31, 2013 in both basic and diluted net income per share computation.
[2]	During the year ended March 31, 2011 and 2012, the Company had dilutive potential ordinary shares of 500,000 representing shares issuable upon exercise of an option to purchase the Company's Units (see Note 15(c)(iii)). Such diluted potential ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the years. The option expired on December 13, 2011. During the year ended March 31, 2013, the Company had potentially dilutive ordinary shares of 40,521,495 representing shares issuable upon conversion of the KKR Notes and GM Notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.

Related party transactions (Details) In Thousands, unless otherwise specified	12 Months Ended								0 Months Ended	45 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Mar. 31, 2012 CNY		Mar. 31, 2011 CNY		Jun. 30, 2009 Beijing Jingjing [Member] CNY	Mar. 31, 2013 Beijing Jingjing [Member] USD ($)	Mar. 31, 2013 Beijing Jingjing [Member] CNY
Related Party Transaction [Line Items]
Rental of properties	$ 232	[1]	1,440	[1]	1,440	[1]	1,440	[1]
Interest expenses	3,020		18,761
Amounts due to related parties	1,810		11,241		360
Monthly rental payment									174	$ 19	120
Period of lease										5 years 6 months	5 years 6 months

[1]	During the years ended March 31, 2011, 2012 and 2013, Beijing Jingjing Medical Equipment Co., Ltd. ("Beijing Jingjing"), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 (US$19) effective from July 2009. The lease runs for a period of 5.5 years expiring in December 2014 and does not include contingent rentals.

Pension and other postretirement benefits (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Pension and other postretirement benefits [Abstract]
Defined contribution rate based on a standard salary base	20.00%	20.00%
Defined contribution plan expense	$ 1,958	12,158	9,682	7,107

Fair value measurements (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Fair value measurements [Abstract]
Fair value of convertible notes	$ 127,514	791,964
Carrying value of convertible notes	$ 121,044	751,781

Business and credit concentrations (Details) (Supplier [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Shanghai Qiangzhi Biological Technology Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Shanghai Qiangzhi Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2012 Shanghai Qiangzhi Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2011 Shanghai Qiangzhi Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2013 Hangzhou Baitong Biological Technology Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Hangzhou Baitong Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2012 Hangzhou Baitong Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2011 Hangzhou Baitong Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2013 Beijing Zhu You Ying Kang Technology Development Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Beijing Zhu You Ying Kang Technology Development Co., Ltd. [Member] CNY	Mar. 31, 2012 Beijing Zhu You Ying Kang Technology Development Co., Ltd. [Member] CNY	Mar. 31, 2011 Beijing Zhu You Ying Kang Technology Development Co., Ltd. [Member] CNY	Mar. 31, 2013 Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd. [Member] CNY	Mar. 31, 2012 Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd. [Member] CNY	Mar. 31, 2011 Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd. [Member] CNY	Mar. 31, 2013 Beijing Probe Biological Technology Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Beijing Probe Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2012 Beijing Probe Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2011 Beijing Probe Biological Technology Co., Ltd. [Member] CNY
Concentration Risk [Line Items]
Percentage of purchases	22.00%	22.00%	11.00%		15.00%	15.00%	16.00%	18.00%			25.00%	22.00%				16.00%			10.00%	10.00%
Purchases from suppliers	$ 1,796	11,152	3,169		$ 1,253	7,783	5,490	6,224			8,340	7,562				5,617			3,389	3,463

Commitments and contingencies (Schedule of Future Minimum Payments for Operating Leases) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Commitments and contingencies [Abstract]
2014	$ 489	3,039
2015	235	1,462
2016	6	36
2017 and thereafter	2	11
Total payments	$ 732	4,548

Commitments and contingencies (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Peking University People's Hospital [Member] USD ($)	Mar. 31, 2013 Peking University People's Hospital [Member] CNY	Mar. 31, 2013 Guangdong Women and Children's Hospital and Health Institute [Member] USD ($)	Mar. 31, 2013 Guangdong Women and Children's Hospital and Health Institute [Member] CNY	Mar. 31, 2013 Zhejiang Provincial Blood Center [Member] USD ($)	Mar. 31, 2013 Zhejiang Provincial Blood Center [Member] CNY
Other Commitments [Line Items]
Total rental expenses, operating leases	$ 751	4,666	7,205	5,594
Institution for the research and development of medicines agreement	322	2,000	2,000
Annual advisory fee					322	2,000	322	2,000	322	2,000
Annual advisory fee, time period					20 years	20 years	20 years	20 years	3 years	3 years
Capital commitments for refurbishment contracts	$ 22,114	137,346

Commitments and contingencies (Schedule of Future Minimum Payments for Contractual Commitments) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Commitments and contingencies [Abstract]
2014	$ 929	5,770
2015	644	4,000
2016	644	4,000
2017	644	4,000
2018	644	4,000
2019 and thereafter	6,467	40,167
Total payments	$ 9,972	61,937

Subsequent events (Details) (Subsequent Event [Member]) In Thousands, unless otherwise specified	4 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 CNY
Subsequent Event [Line Items]
Payments for refurbishment project	$ 5,068	31,474